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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES


                  Investment Company Act file number: 811-5038
                  ---------------------------------------------


                           Clearwater Investment Trust
    ------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

 2000 Wells Fargo Place, 30 East 7th Street, Saint Paul, Minnesota 55101-4930
    ------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                              Richard T. Holm, Esq.
                                  Legal Counsel
                           Fiduciary Counselling, Inc.
                  2000 Wells Fargo Place, 30 East 7th Street
                        Saint Paul, Minnesota 55101-4930
                     (Name and address of agent for service)

                                    Copy to:


                               Timothy Silva, Esq.
                  Wilmer, Cutler, Pickering, Hale and Dorr, LLP
                                 60 State Street
                           Boston, Massachusetts 02109
    ------------------------------------------------------------------------
                    (Name and address for agent for service)


               Registrant's telephone number, including area code:
                                  651-228-0935

Date of fiscal year end:  December 31, 2004

Date of reporting period:  December 31, 2004

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.


Item 1.  Reports to Stockholders.


KPMG















                           CLEARWATER INVESTMENT TRUST

                              Financial Statements

                           December 31, 2004 and 2003

                   (With Independent Auditors' Report Thereon)

                           Clearwater Investment Trust


                                  February 2005



To: Our Unit Holders:

On December 31, 2004 the net asset value of the Clearwater Growth Fund was $24.93 per unit. The net asset Value of the Clearwater Small Cap Fund was $19.14 per unit. On a total return basis for 2004, the Clearwater Growth Fund increased by 11.5% and the Clearwater Small Cap Fund increased by 20.9%. For comparative purposes, the Russell 1000 increased by 11.4% and the Russell 2000 increased by 18.3%. For the fourth quarter, the Clearwater Growth Fund increased by 9.5% and the Clearwater Small Cap Fund increased by 16.5%. The Russell 1000 increased by 9.8% and the Russell 2000 increased 14.1%.

On December 31, 2004 the net asset value of the Clearwater Tax Exempt Bond Fund was $10.03 per unit. On a total return basis for 2004 the fund increased 4.1% with a fourth quarter return of 0.9%. For comparative purposes, the Lehman 5-Year Municipal Bond Index increased 2.7% for the year with a 0.8% increase in the fourth quarter.


Parametric Portfolio Associates, the sub-advisor for the Clearwater Growth Fund, made the following comments:

         The US equity market rallied in the fourth quarter, with the S&P 500 Index up 9.2% for the final three months of the year. Small/Medium capitalization, low volatility, and above-average dividend paying stocks posted the strongest returns in the U.S equity markets. Weakening oil prices gave renewed confidence to consumers and business alike, as crude oil futures tumbled 22% from their October 27 peak. The fourth quarter surge in stocks transformed the US equity market from lackluster to respectable for 2004, with the S&P 500 Index finishing the year up 10.9%.

         International markets finished the year strong, significantly outperforming the U.S. Market. Similar to the United States, value outperformed growth overseas. Rising energy prices and a weakening U.S. dollar were the prime drivers in 2004. The dollar hit an all time low versus the Euro at year-end, closing at $1.36 per (euro)1.00. Instability in the Middle East and growing demand for oil in emerging Asian economies contributed to oil's rise.

         Clearwater Growth's 2004 Experience

         The Russell 1000 Index was up 11.4% in 2004. The Clearwater Growth Fund, which now has a current annualized predicted tracking error under 1.0% slightly out-performed the index and was up 11.5% during the same time frame. Since inception, the portfolio has performed well within its target and has returned an annualized pre-tax return of 6.0% against 5.8% for the Russell 1000 index.


----------------------------------------- --------------------------------------
                                          Year to date Pre-Tax Performance
----------------------------------------- --------------------------------------
Russell 1000 (Large Cap)                  11.4%
----------------------------------------- --------------------------------------
Russell Mid Cap                           20.2%
----------------------------------------- --------------------------------------
Russell Mid Cap Growth                    15.5%
----------------------------------------- --------------------------------------
Russell 2000 (Small Cap)                  18.3%
----------------------------------------- --------------------------------------
Clearwater Growth Fund                    11.5%
----------------------------------------- --------------------------------------


         Looking Forward

         The Clearwater Growth Fund is broadly diversified and continues to be sector neutral relative to the Russell 1000 index. Inflation is still a tame 3.5%, even with soaring fuel prices and an expanding US economy. The Federal Reserve is committed to increasing interest rates at a "measured" pace. It will be interesting to see to what extent interest rate increases by Federal reserve, Chinese economic growth and the weakening U.S. dollar become important drivers for investment returns in 2005.


[GRAPHIC OMITTED]

        Comparison of the Change in Value of a $10,000 Investment in the Clearwater Growth Fund and the Russell 1000 Index

Russell 1000   10,000    13,777    16,869    22,411    28,468    34,421    31,740    27,788    21,771    28,279   31,504

Growth Fund    10,000    13,258    16,116    20,687    25,381    31,544    30,902    26,829    20,849    27,003   30,120

              12/31/94  12/31/95  12/31/96  12/31/97  12/31/98  12/31/99  12/31/00  12/31/01  12/31/02  12/31/03 12/31/2004


                            Annualized Total Returns

                           One Year    Five Year    Ten Year

Growth Fund                 11.54%      -0.92%       11.67%

Russell 1000                11.40%      -1.76%       12.16%


Past Performance is not predictive
of future performance. The graph and
table do not reflect the deduction of taxes that you would pay on fund distributions or the redemption of fund shares

Kennedy Capital Management, the sub-advisor for the Clearwater Small Cap Fund, made the following comments:

         The fourth quarter of 2004 was particularly rewarding for small cap investors with a total return for the Russell 2000 of 14.1%. This final quarter represented 77% of the return investors achieved for the entire year, and those investors who decided to raise liquidity before the election without quickly getting back paid dearly for their mistake. Kennedy Capital is thankful and pleased to say that despite the mood swings exhibited by the small cap markets this past year, your small cap investment substantially outperformed the Russell 2000 benchmark.

         In general, the quarter exhibited a positive reaction to lower oil prices and prospects for reasonable economic growth despite another increase in the Fed Funds Rate by the Federal Open Market Committee in December. It is quite evident that the Fed will remain on this track of sequential rate increases until it is satisfied rates no longer accommodate any potential rise in inflation. Overall, in the Russell 2000, there was wide participation among most sectors in the rally during the quarter; however, Autos and Transportation, Consumer Discretionary, Producer Durables and Technology were the clear leaders in terms of contribution to out-performance.

         Looking ahead, there are good reasons to believe the investment environment for equities should remain constructive. Nominal growth in GDP should be reasonable, yet constrained as the Fed maintains its course of rate increases. A benefit of low nominal growth is the implied pressure it places on corporations to maintain low unit labor costs and high productivity to safeguard profit margins. Nonetheless, productivity will recede slightly during the year, yet remain at levels that should keep profit margins at least near current levels. Industrial production levels indicate very good evidence of strong manufacturing activity, which should carry us into 2005. Contributing to healthy manufacturing levels is the low cost of capital, which has remained lower than many forecasters had predicted. A significant increase in interest rates at this point in the cycle is clearly one of the largest risks to the market in 2005. Rarely does the Fed get it "just right" with respect to maintaining a perfect balance between nominal growth and interest rates. Either growth overwhelms the constraining influence of rate increases, giving rise to inflation or conversely, high interest rates and high cost of capital make it difficult to invest without significantly reducing returns on invested capital. Both scenarios ultimately lead to lower equity returns. If the Fed is able to maintain a stable relationship between these two important factors, then we can expect U.S. corporations to deploy high corporate cash levels through merger and acquisition activities. Such an environment is a compelling reason to own small cap stocks.

         Now that we have reviewed the economic fundamentals for smaller companies, what do valuations look like for these companies relative to large caps? After six years of small cap out-performance, valuations have tightened significantly. On a P/E and P/E-to-growth basis, small caps are now trading at above historical relative valuation levels. On the other hand, Price to Book and Price to Sales ratios are at normal valuation points. Another important measure of valuation is the comparison of required rates of return or discount rates of stocks classified by market capitalization. This measure is similar to calculating a yield-to-maturity on a bond, and it has the added feature of including future consensus earnings forecasts for stocks in the benchmarks. Typically, small cap stocks have a larger discount rate than do large cap stocks; and to the extent that the spread between these two markets is historically wide, small cap stocks are relatively undervalued. Small cap stocks reached their highest levels of under-valuation on this measure in early 1999. Today, the spread between small caps and large caps has turned negative, indicating a possible period of small cap underperformance relative to large caps.

         Despite these possible valuation concerns, we believe the outlook remains positive for small cap stock ownership in the year ahead, however, we would not suggest than investors maintain overweighed long-term allocations in this area. We realize that given current valuation statistics, stock selection will remain the key to successful outperformance.




[GRAPHIC OMITTED]


        Comparison of the Change in Value of a $10,000 Investment in the Clearwater Small Cap Fund and the Russell 2000 Index

Russell 2000   10,000    12,844    14,963    18,309    17,843    21,635    20,982    21,503    17,099    25,178    29,793

Growth Fund    10,000    12,629    14,518    18,309    18,911    24,074    26,647    30,194    27,094    42,989    51,972

              12/31/94  12/31/95  12/31/96  12/31/97  12/31/98  12/31/99  12/31/00  12/31/01  12/31/02  12/31/03  12/31/2004


                            Annualized Total Returns

                           One Year    Five Year    Ten Year

Small Cap Fund              20.89%      16.64%       15.430%

Russell 2000                18.33%       6.61%       10.26%


Past Performance is not predictive
of future performance. The graph and
table do not reflect the deduction of taxes that you would pay on fund distributions or the redemption of fund shares

SIT Investment Associates: the sub-advisor for the Clearwater Tax Exempt Bond Fund, made the following comments:


         The fixed income markets completed a volatile (the second quarter was the worst for the bond market in 25 years) yet satisfactory year in 2004, with performance being especially strong in long municipals and corporates. Heavy issuance in the government, mortgage, corporate, and municipal markets continued, and while demand was not as strong as in 2003, it was more than able to absorb the supply. The Federal Reserve began its tightening cycle in June, raising the federal funds rate by 25 basis points at each of the final five FOMC meetings in 2004. The federal funds rate stands at 2.25% as of December 31, 2004. Improved performance in the equity markets, which began in the second quarter of 2003, and further short-term interest rate increases by the Fed should reduce demand for fixed income products in the coming year, however. With current intermediate and long-term yields at or near historic lows across the yield curves in both taxable and tax-exempt markets, investors have a strong expectation, which we share, that rates will rise during 2005, thereby reducing returns in the fixed income markets. Strong growth in the economy and a burgeoning federal budget deficit support this expectation, while moderate inflation and relatively weak employment statistics argue that long-term rates could remain low for some time. We expect the Fed to continue to raise the federal funds rate during 2005 to at least 3.00%, with the most likely level at the end of 2005 being in the 3.50% to 4.00% range.

         As we postulated in our semi-annual report, revenue bonds outperformed general obligation bonds during 2004, and lower quality issues outperformed those of higher credit quality, as investors sought yield aggressively. We expect revenue bonds to continue to be strong performers in 2005. General obligation bond performance should continue to improve on a relative basis, however, as many states, including California, have, with the help of the improving economy, adequately addressed their most urgent budget problems. The Fund's performance, with its heavy emphasis on revenue bonds, was respectable on an absolute basis due to the high current income it produces, and much stronger than that of its benchmark, despite its shorter duration, partly due to its use of non-rated revenue bonds, which help total return performance in a low interest rate environment.

         The economy has now produced thirteen consecutive quarters of solid growth. We expect growth to moderate somewhat in 2005, with the second half probably being the stronger of the two. With the Fed continuing its tightening cycle, interest rates are likely to rise. Short rates may continue to rise faster than intermediate and long rates, however, acknowledging the Fed's commitment to keep raising the federal funds rate well into 2005. Given this expectation, we shortened the Fund's average life duration, a measure of the Fund's sensitivity to changes in interest rates, from 3.4 to 3.0 years during the year, with only a small decrease in yield. For comparison, the Fund's benchmark, the Lehman 5-Year

         Index, had duration of 4.2 years at December 31, 2004. The Fund's shorter duration and its use of non-rated bonds have positioned it more defensively for the rise in interest rates that we expect 2005. The Fund's strong yield should continue to produce high tax-exempt income for its shareholders in the current and expected market environment. Investment of new cash flows will be focused on maturities in the 3-15 year range.




[GRAPHIC OMITTED]


        Comparison of the Change in Value of a $10,000 Investment in the
             Clearwater Tax-Exempt Bond Fund and the Lehman Brothers
                          5 Year Municipal Bond Index

Lehman 5 Year            10,000    10,772    11,441    12,502    13,017    13,406
Municipal Bond Index

Tax-Exempt Bond Fund     10,000    10,890    11,549    12,370    12,882    13,372

                        01/14/00  12/31/00  12/31/01  12/31/02  12/31/03  12/31/2004


                            Annualized Total Returns

                           One Year    Inception 1/14/00

Tax-Exempt Bond Fund         4.06%          6.08%

Lehman 5 Year                2.72%          6.03%
Municipal Bond Index


Past Performance is not predictive
of future performance. The graph and
table do not reflect the deduction of taxes that you would pay on fund distributions or the redemption of fund shares






Clearwater Investment Trust           Clearwater Management Company
---------------------------           -----------------------------
P.W. Pascoe, President and CEO        P.W. Pascoe, Chairman and Treasurer
L.R. Jones                            W.T. Weyerhaeuser, V.P. and Secretary
L.H. King                             S.B. Carr, Jr.
C.W. Rasmussen                        W. J. Driscoll
L. Rasmussen                          E.D. Hlavka
F.T. Weyerhaeuser                     C.W. Morley
                                      F.W. Piasecki D.C.
                                      Titcomb G.H.
                                      Weyerhaeuser, Jr.

Shareholder Expense Example
As a shareholder of the Fund, you incur costs, including management fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2004 to December 31, 2004.


Actual Expenses
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.


Hypothetical Example for Comparison Purposes
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the second section of the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds that charge transaction costs, such as sales charges (loads) on purchase or redemption payments, with the Clearwater funds where you do not incur such charges.

                                     ------------------------- ----------------------- ----------------------
                                     Beginning Account Value    Ending Account Value   Expenses Paid During
                                           July 1, 2004          December 31, 2004          the Period*
Actual                                                                                   July 1, 2004 thru
                                                                                         December 31, 2004
------------------------------------ ------------------------- ----------------------- ----------------------
Growth Fund                                 $1,000.00                $1,076.59                 $1.93
------------------------------------ ------------------------- ----------------------- ----------------------
Small Cap Fund                              $1,000.00                $1,127.81                 $6.42
------------------------------------ ------------------------- ----------------------- ----------------------
Tax-Exempt Bond Fund                        $1,000.00                $1,027.44                 $2.55
------------------------------------ ------------------------- ----------------------- ----------------------

Hypothetical (5% return before
expenses)
------------------------------------ ------------------------- ----------------------- ----------------------
Growth Fund                                 $1,000.00                $1,022.89                 $1.88
------------------------------------ ------------------------- ----------------------- ----------------------
Small Cap Fund                              $1,000.00                $1,018.82                 $6.10
------------------------------------ ------------------------- ----------------------- ----------------------
Tax-Exempt Bond Fund                        $1,000.00                $1,022.25                 $2.54
------------------------------------ ------------------------- ----------------------- ----------------------

*Expenses are equal to the Fund's annualized expense ratios, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). The annualized expense ratios are as follows:

         Growth Fund                0.37%
         Small Cap Fund             1.20%
         Tax-Exempt Bond Fund       0.50%


Quarterly Portfolio Schedule of Investments

The Funds file a complete schedule of their portfolio holdings as of the close of the first and third quarters of their fiscal years with the SEC on Form N-Q. Shareholders may request copies of Form N-Q free of charge by calling the Transfer Agent toll free at 1-888-228-0935 or by sending a written request to:
Fiduciary Counselling, Inc, 30 East 7th Street, Suite 2000, St. Paul, MN 55101
Attn: Clearwater Investment Trust Transfer Agent. These filings are also available on the SEC's Internet site at HTTP://WWW.SEC.GOV and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information about the public reference room may be obtained by calling 1-800-SEC-0330.

Voting Proxies on Fund Portfolio Securities

The funds have established Proxy Voting Policies and Procedure ("Policies") that the funds use to determine how to vote proxies relating to portfolio securities. They also report, on Form N-PX, how the Funds voted any such proxies during the most recent 12-month period ended June 30. Shareholders may request copies of the Policies or Form N-PX free of charge by calling the Transfer Agent toll free at 1-888-228-0935 or by sending a written request to: Fiduciary Counselling, Inc, 30 East 7th Street, Suite 2000, St. Paul, MN 55101 Attn: Clearwater Investment Trust Transfer Agent. Form N-PX is also available from the EDGAR database on the SEC's Internet site at HTTP://WWW.SEC.GOV.

                                              EXECUTIVE OFFICERS AND TRUSTEES

Information About the Funds' Independent Trustees

 ======================== ================= ================== =================== ================== ===============
 Name, Address and Age    Positions Held    Term of Office     Principal           Number of          Other
                          with the Funds    and Length of      Occupation(s)       Portfolios in      Directorships
                                            Time Served        During the Last 5   the Fund Complex   Held by the
                                                               Years               Overseen by the    Trustee
                                                                                   Trustee
 ======================== ================= ================== =================== ================== ===============
 Lucy R. Jones (63)       Trustee           Tenure: 5 yrs      Private Investor
 30 East 7th Street,                        Term: Indefinite                               3          None
 Saint Paul, Minnesota
 55101
 ------------------------ ----------------- ------------------ ------------------- ------------------ ---------------
 Lawrence H. King (49)1   Trustee           Tenure: 5 yrs      President and
                                            Term: Indefinite   Chief Executive             3          None
 30 East 7th Street,                                           Officer,
 Saint Paul, Minnesota                                         Treessentials,
 55101                                                         Co., (nursery
                                                               supplies,
                                                               1989-Present)
 ------------------------ ----------------- ------------------ ------------------- ------------------ ---------------
 Charles W. Rasmussen     Trustee           Tenure: 5 yrs      President and
 (38)1                                      Term: Indefinite   Chief Executive             3          None
                                                               Officer, P&G
 30 East 7th Street,                                           Manufacturing,
 Saint Paul, Minnesota                                         Inc. (air
 55101                                                         filtration
                                                               equipment,
                                                               2002-Present) ;

                                                               Financial
                                                               Analyst, U.S.
                                                               Bank, N.A.
                                                               (1998-2001);
 ------------------------ ----------------- ------------------ ------------------- ------------------ ---------------
 Laura E. Rasmussen       Trustee           Tenure: 5  yrs     Private Investor
 (41)1                                      Term: Indefinite                               3          None

 30 East 7th Street,
 Saint Paul, Minnesota
 55101
 ------------------------ ----------------- ------------------ ------------------- ------------------ ---------------

1. Mr. King, Mr. Rasmussen and Ms. Rasmussen are spouses-in-law, and are all nieces or nephews of Mr. Weyerhaeuser (see below).

Information about the Funds' Officers and Interested Trustee

 ==================== ================== ================== =================== ================== ==================
 Name, Address and    Positions Held     Term of Office     Principal           Number of          Other
 Age                  with the Funds     and Length of      Occupation(s)       Portfolios in      Directorships
                                         Time Served        During the Last 5   the Fund Complex   Held by the
                                                            Years               Overseen by the    Trustee
                                                                                Trustee
 ==================== ================== ================== =================== ================== ==================
 Philip W. Pascoe     President and      Tenure: 8 yrs      Chairman and
 (59)                 Chief Executive    Term Expires:      Chief Executive            N/A         None
                      Officer,           December, 2005     Officer,
 1145 Broadway        Treasurer                             Treasurer,
 Plaza, P.O. Box                                            Clearwater
 1278, Tacoma,                                              Management
 Washington 98402                                           Company
                                                            (1996-Present);

                                                            Managing
                                                            Director, U.S.
                                                            Bank-Piper
                                                            Jaffray, Inc.
                                                            (1996-Present)
 -------------------- ------------------ ------------------ ------------------- ------------------ ------------------
 Frederick T.         Trustee, Vice      As Trustee;        Private Investor                       Minnesota Mutual
 Weyerhaeuser (73)1   President and      Tenure: 18yrs                                  3          Life Insurance
                      Secretary          Term: Indefinite                                          Co. and
 30 East 7th                                                                                       Subsidiaries
 Street, Saint                           As Officer;                                               (1968-2001)
 Paul, Minnesota                         Tenure: 5 yrs
 55101                                   Term Expires:                                             Potlatch
                                         December, 2005                                            Corporation
                                                                                                   (1960-2003)
 -------------------- ------------------ ------------------ ------------------- ------------------ ------------------

1. Mr. Weyerhaeuser is an interested trustee due to his daughter's position as a director of Clearwater Management Company, the Funds' adviser.

KPMG

                KPMG LLP
                4200 Wells Fargo Center
                90 South Seveth Street
                Minneapolis, MN 55402







Report of Independent Registered Public Accounting Firm



The Board of Trustees and Shareholders
Clearwater Investment Trust:


We have audited the accompanying statements of assets and liabilities, including the schedules of investments in securities, of Clearwater Growth, Small Cap, and Tax-Exempt Bond Funds (funds within Clearwater Investment Trust) (the Funds) as of December 31, 2004, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for the periods presented. These financial statements and the financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2004, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and the financial highlights referred to above present fairly, in all material respects, the financial position of Clearwater Growth, Small Cap, and Tax-Exempt Bond Funds at December 31, 2004, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States of America.



                                        KPMG LLP




February 18, 2005

                           CLEARWATER INVESTMENT TRUST
                      Statements of Assets and Liabilities
                                December 31, 2004


                                                                   Growth               Small Cap            Tax-Exempt
                         Assets                                     Fund                  Fund                Bond Fund
                                                              ------------------    ------------------    ------------------
Investments in securities, at fair value
     (identified cost: $118,938,693 Growth Fund,
     $178,121,469 Small Cap Fund, $188,367,352
     Tax-Exempt Bond Fund)                                 $     203,228,953           220,427,255           187,527,888
Accrued dividend and interest receivable                             272,633               182,370             2,956,745
                                                              ------------------    ------------------    ------------------
                 Total assets                                    203,501,586           220,609,625           190,484,633
                                                              ------------------    ------------------    ------------------
                       Liabilities
Payables for investment securities purchased                              --                     --              1,352,132
Payables for fund shares redeemed                                    747,246             6,743,217               234,230
Accrued investment advisory fee                                      174,520               593,757               221,079
                                                              ------------------    ------------------    ------------------
                 Total liabilities                                   921,766             7,336,974             1,807,441
                                                              ------------------    ------------------    ------------------
                 Net assets                                $     202,579,820           213,272,651           188,677,192
                                                              ==================    ==================    ==================
                         Capital
Capital stock and additional paid-in capital
     (authorized unlimited number of shares at no
     par value for each Fund: outstanding
     8,126,675, 11,141,122, and 18,818,257
     shares, respectively)                                 $     124,632,951           170,668,616           189,893,746
Undistributed net investment income                                    8,330                    --                    422
Accumulated net realized gain (loss)                                 (6,351,721)           298,249                 (377,512)
Unrealized appreciation (depreciation) of
     investments                                                  84,290,260            42,305,786                 (839,464)
                                                              ------------------    ------------------    ------------------
                 Net assets                                $     202,579,820           213,272,651           188,677,192
                                                              ==================    ==================    ==================
Net asset value per share of outstanding:
     Capital stock                                         $              24.93                 19.14                 10.03



See accompanying notes to financial statements.

                           CLEARWATER INVESTMENT TRUST
                            Statements of Operations
                          Year ended December 31, 2004
                                                                   Growth               Small Cap            Tax-Exempt
                                                                    Fund                  Fund                Bond Fund
                                                              ------------------    ------------------    ------------------
Investment income:
     Income:
        Dividends (net of foreign taxes withheld
           of $4,691,  $2,968, and $0, respectively)       $       3,394,123             1,236,646                60,211
        Interest                                                      15,720                95,623             8,284,752
                                                              ------------------    ------------------    ------------------
                 Total income                                      3,409,843             1,332,269             8,344,963
                                                              ------------------    ------------------    ------------------
     Expenses:
        Investment advisory fee                                      763,268             2,289,850               928,905
        Voluntary fee reduction                                     (127,784)             (205,166)             (133,598)
                                                              ------------------    ------------------    ------------------
                 Total expenses                                      635,484             2,084,684               795,307
                                                              ------------------    ------------------    ------------------
                 Net investment income (loss)                      2,774,359              (752,415)            7,549,656
                                                              ------------------    ------------------    ------------------
Realized and unrealized gain (loss) on investments:
        Net realized gain (loss) on security
           transactions                                              621,018            31,067,069                  (75,650)
        Unrealized appreciation (depreciation)
           during the period                                      16,565,669             5,546,030               (1,328,408)
                                                              ------------------    ------------------    ------------------
                 Net gain (loss) on investments                   17,186,687            36,613,099               (1,404,058)
                                                              ------------------    ------------------    ------------------
                 Net increase in net assets
                    from operations                        $      19,961,046            35,860,684                6,145,598
                                                              ==================    ==================    ==================

See accompanying notes to financial statements.

                           CLEARWATER INVESTMENT TRUST
                       Statements of Changes in Net Assets
                     Years ended December 31, 2004 and 2003


                                                        Growth Fund                Small Cap Fund           Tax-Exempt Bond Fund
                                                 --------------------------   --------------------------  --------------------------
                                                    2004          2003           2004          2003          2004          2003
                                                 --------------------------   --------------------------  ------------  ------------
Operations:
    Net investment income (loss)               $   2,774,359     1,740,932      (752,415)      (127,931)    7,549,656     5,973,216
    Net realized gain (loss) on investments          621,018     1,841,074    31,067,069     18,725,287       (75,650)     (301,762)
    Unrealized appreciation (depreciation)
      during the period                           16,565,669    30,290,564     5,546,030     31,770,408    (1,328,408)   (1,045,651)
                                                 ------------  ------------   -----------   ------------  ------------  ------------
            Net increase in net assets
              from operations                     19,961,046    33,872,570     35,860,684    50,367,764     6,145,598     4,625,803
                                                 ------------  ------------   -----------   ------------  ------------  ------------
Distributions to shareholders from:
    Net investment income                         (2,783,568)   (1,737,588)        --              --      (7,549,234)   (5,973,216)
    Net realized gain on investments                   --             --     (30,186,395)   (16,709,577)        --           (1,988)
                                                 ------------  ------------   -----------   ------------  ------------  ------------
            Total distributions to shareholders   (2,783,568)   (1,737,588)  (30,186,395)   (16,709,577)   (7,549,234)   (5,975,204)
                                                 ------------  ------------   -----------   ------------  ------------  ------------
Capital share transactions:
    Proceeds from shares sold                     33,598,830    24,748,105    47,116,133     25,997,370    52,394,888    45,438,858
    Reinvestment of distributions from net
      investment income and net realized gains     2,783,568     1,737,588    30,186,395     16,709,577    7,549,234      3,533,564
    Payments for shares redeemed                  (1,440,546)  (12,140,685)   (7,793,470)   (15,767,547)   (4,344,198)   (5,047,371
                                                 ------------  ------------   -----------   ------------  ------------  ------------
            Increase in net assets from
              capital share transactions          34,941,852    14,345,008    69,509,058     26,939,400    55,599,924    43,925,051
                                                 ------------  ------------   -----------   ------------  ------------  ------------
            Total increase in net assets          52,119,330    46,479,990    75,183,347     60,597,587    54,196,288    42,575,650
Net assets:
    At the beginning of the year                 150,460,490   103,980,500   138,089,304     77,491,717   134,480,904    91,905,254
                                                 ------------  ------------   -----------   ------------  ------------  ------------
    At the end of the year                     $ 202,579,820   150,460,490   213,272,651    138,089,304   188,677,192   134,480,904
                                                 ============  ============   ===========   ============  ============  ============
    Undistributed net income                   $       8,330        17,539            --             --           422            --

See accompanying notes to financial statements.

                           CLEARWATER INVESTMENT TRUST

                    Notes to Financial Statements (unaudited)

                                  June 30, 2004




(1)    Organization

       Clearwater Investment Trust (the Trust) was established on January 12, 1987 as a Massachusetts business trust and is registered under the Investment Company Act of 1940 (as amended) as a diversified open-end management investment company and presently includes three series of funds: Clearwater Growth Fund, Clearwater Small Cap Fund, and Clearwater Tax-Exempt Bond Fund (the funds). The Trust's declaration of trust permits the board of directors to create additional funds in the future. The investment objective of the Clearwater Growth and Small Cap Funds is long-term capital growth. The investment objective of the Clearwater Tax-Exempt Bond Fund is high current income that is exempt from federal income tax, consistent with preservation of capital.

       The Clearwater Growth Fund is passively managed to track but not replicate the Russell 1000 Index, an unmanaged, capitalization weighted index of the largest 1000 public companies in the United States. The fund is managed so that its holdings match the holdings of the Index as closely as possible while attempting to minimize the realization of taxable gains. This means that the fund will not buy and sell securities to match changes in the composition of securities in the Index. Instead, the fund's portfolio is adjusted periodically to reflect the holdings and weightings of the Index, but only after consideration of the fund's policy to minimize realization of taxable gains.

       The Clearwater Small Cap Fund invests primarily in equity securities of issuers with market capitalizations, at the time of investment, no greater than the range of capitalizations of the companies included in the Russell 2000 Index, an unmanaged, capitalization weighted index of the largest 3000 public companies in the United States less the largest 1000 tracked by the Russell 1000 Index.

       The Clearwater Tax-Exempt Bond Fund invests at least 80% of its assets in municipal securities, which are debt obligations issued by or for the U.S. states, territories and possessions, and the District of Columbia. The interest on these securities is generally exempt from regular federal income tax and may also be exempt from federal alternative minimum tax. However, the fund may invest up to 20% of its assets in securities that generate interest income subject to federal alternative minimum tax.

(2)    Summary of Significant Accounting Policies

       The significant accounting policies followed by the funds are as follows:

               Investments in Securities

               Investments in equity securities are valued at the last sales price on the principal exchange or market where they are traded. Equity securities which have not traded on the date of valuation or securities for which sales prices are not generally reported are valued at the mean between the last bid and asked prices. Debt securities maturing more than 60 days from the valuation date are valued at the market price supplied by an independent pricing vendor; those securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued at amortized cost, which approximates market value. Securities for which no market quotations are readily available (including those the trading of which has been suspended) will be valued at fair value as determined in good faith by the board of trustees, although the actual computations may be made by persons acting pursuant to the direction of the board. In instances in which pricing data is not available, securities have stopped trading, there are a wide price fluctuations which cannot be verified, or inaccurate pricing data is received, the Custodian (State Street, Kansas City) will notify the Manager, Accounting or the Manager, Legal Advisory Services of the Trust's transfer agent, or their designee (FCI). Thereafter, FCI and the Fund's subabviser will employ what they believe to be a reasonable approach in determining the true market value of the security. With respect to an extraordinary market event occurring between the time the last "current" market quotation was available for a security in a Fund's portfolio and the time the Fund's net asset value is determined, which event calls into doubt whether the earlier market quotation represents fair value at the time the Fund's net asset value is determined, FCI will immediately consult with the Fund's subadviser to determine what price for valuation would be prudent. As of the date of these financial statements one security held by the Clearwater Small cap Fund was being priced on a Fair Value basis. That security was the Del Global Technologies Corporation zero coupon bond maturing March 28, 2007. This security was received as part of a class action litigation settlement.

                           CLEARWATER INVESTMENT TRUST

                    Notes to Financial Statements (unaudited)

                                  June 30, 2004

               Security transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses are calculated on an identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including amortization of original issue discount and premium, is accrued daily.

              Federal Taxes

               The Trust's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies. On a calendar year basis the Funds intend to distribute substantially all of their net investment income and realized gains, if any, to avoid the payment of federal income and excise taxes. Therefore, no income tax provision is required. Each fund is treated as a separate entity for federal income tax purposes.

               Net investment income and net realized gains (losses) for the funds may differ for financial statement and tax purposes. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the funds. The tax character of distributions paid during the years ended December 31, 2003 and 2004 was as follows:


                                  Tax-exempt                Ordinary income          Long-term capital gain
                          ---------------------------  --------------------------- ---------------------------
                              2003          2004          2003           2004          2003          2004
                          -------------  ------------  ------------  ------------- -------------  ------------
Growth Fund             $          --             --    1,737,588      2,783,568           --             --
Small Cap Fund                     --             --    5,740,295      6,075,318    10,969,282    24,111,077
Tax-Exempt Bond Fund        5,819,544     7,429,240       153,672        119,994         1,988            --


               As of December 31, 2004, the components of distributable earnings on a tax basis were as follows:


                                                                                               Clearwater
                                                   Clearwater            Clearwater            Tax-Exempt
                                                   Growth Fund           Small Cap Fund        Bond Fund
                                                ------------------    ------------------   -------------------
Undistributed ordinary income                $           8,330                54,693                   422
Undistributed capital gain                                  --               243,556                    --
Accumulated capital losses                           6,351,721)                   --              (377,512)
Unrealized appreciation
     (depreciation)                                 84,290,260            42,305,786              (839,464)
                                                ------------------    ------------------   -------------------
                 Total                       $      77,946,869            42,604,035            (1,216,554)
                                                ==================    ==================   ===================

                           CLEARWATER INVESTMENT TRUST

                    Notes to Financial Statements (unaudited)

                                  June 30, 2004

               On the statements of assets and liabilities, due to permanent book-to-tax differences, the following adjustments have been made:


                                                                                               Clearwater
                                                   Clearwater            Clearwater            Tax-Exempt
                                                   Growth Fund           Small Cap Fund        Bond Fund
                                                ------------------    -------------------   ------------------
Undistributed net income                     $              --                752,415                   --
Accumulated net realized gains                              --               (752,415)                  --
Additional paid-in capital                                  --                     --                   --


               Distributions to Shareholders

               Distributions to shareholders from net investment income, if any, are declared annually for the Clearwater Growth and Small Cap Funds and declared daily, payable monthly, for the Clearwater Tax-Exempt Bond Fund. Distributions to shareholders from net realized gains, if any, are declared annually for all Funds. Distributions are paid in cash or reinvested in additional shares.

               Use of Estimates

               The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.



(3)    Investment Security Transactions

       Cost of purchases and proceeds from sales of securities, other than temporary investments in short-term securities, for the six months ended June 30, 2004 were as follows:

                                           Purchases               Sales
                                       -------------------   -------------------
Clearwater Growth Fund              $       36,847,894             2,581,119
Clearwater Small Cap Fund                  173,159,964           135,979,310
Clearwater Tax-Exempt Bond Fund            111,615,991            52,723,772

                          CLEARWATER INVESTMENT TRUST

                    Notes to Financial Statements (unaudited)

                                  June 30, 2004


(4)    Capital Share Transactions

       Transactions in shares of each fund for the six months ended June 30, 2004 and the year ended December 31, 2003 were as follows:

                                                       Clearwater Growth Fund               Clearwater Small Cap Fund
                                         -------------------------------------  -------------------------------------
                                               2004                2003               2004                2003
                                         -----------------   -----------------  -----------------   -----------------
Sold                                         1,434,027           1,311,323          2,443,810           1,698,057
Issued for reinvested distributions            111,655              76,681          1,577,137             910,603
Redeemed                                       (59,646)           (622,550)          (406,861)           (993,290)
                                         -----------------   -----------------  -----------------   -----------------
                 Increase                    1,486,036             765,454          3,614,086           1,615,370
                                         =================   =================  =================   =================

                                                                                           Bond Fund
                                                                            -----------------------------------------
                                                                                   2004                  2003
                                                                            -------------------   -------------------
Sold                                                                              5,260,674             4,469,913
Issued for reinvested distributions                                                 750,244               348,195
Redeemed                                                                           (487,731)             (495,017)
                                                                            -------------------   -------------------
                 Increase                                                         5,523,187             4,323,091
                                                                            ===================   ===================

(5)    Capital Loss Carry-Over

       For federal income tax purposes, the Clearwater Growth Fund and Clearwater Tax Exempt Bond Fund have capital loss carryovers of $6,972,739 and $301,862, respectively, at December 31, 2003, which, if not offset by subsequent capital gains, will expire as follows:

                                                               Clearwater
                                         Clearwater            Tax-Exempt             Year of
                                        Growth Fund            Bond Fund             expiration
                                     -------------------   -------------------   -------------------
                                  $        6,351,721                    --               2010
                                                  --                377,512              2011
                                     -------------------   -------------------
Total                             $        6,351,721               377,512
                                     ===================   ===================

                           CLEARWATER INVESTMENT TRUST

                    Notes to Financial Statements (unaudited)

                                  June 30, 2004


(6)    Expenses and Related Party Transactions

       The Trust has a contract for investment advisory services with Clearwater Management Company, a management firm of which the Trust's President and Treasurer is a shareholder. Under terms of an agreement, Clearwater Growth Fund, Clearwater Small Cap Fund and Clearwater Tax-Exempt Bond Fund pay a fee equal to an annual rate of 0.45%, 1.35%, and 0.60% of average net assets, respectively. Clearwater Management Company is responsible for the payment or reimbursement of all the Funds' expenses, except brokerage, taxes, interest, and extraordinary expenses. Effective July 1, 2002 Clearwater Management Company voluntarily reduced the fees paid by the funds to 0.39%, 1.33%, and 0.56%, respectively. Effective April 1, 2004 Clearwater Management Company voluntarily reduced the fees paid by the funds to 0.37%, 1.20%, and 0.50%, respectively. This voluntary fee reduction may be rescinded at any time.

       The management firm has entered into a sub-advisory contract with an independent investment advisory firm for each fund to provide daily investment management services. The sub-advisory fee for the Clearwater Growth Fund, payable to Parametric Portfolio Associates, is equal to an annual rate of 0.15% of net assets. The sub-advisory fee for the Clearwater Small Cap Fund, payable to Kennedy Capital Management, Inc., is equal to an annual rate of 0.85% of the first $50 million in net assets and then decreasing to 0.80% of net assets in excess of $50 million. The sub-advisory fee for the Clearwater Tax-Exempt Bond Fund, payable to Sit Fixed Income Advisers II, LLC, is equal to an annual rate of 0.40% on the first $20 million in net assets and then decreasing in reduced percentages to 0.20% of net assets in excess of $75 million.

                          CLEARWATER INVESTMENT TRUST

                    Notes to Financial Statements (unaudited)

                                  June 30, 2004

(7)    Financial Highlights

       Per share data (rounded to the nearest cent) for a share of capital stock outstanding throughout the period and selected information for each period is as follows:

                                                                   Year ended December 31
                                      ----------------------------------------------------------------------------------
     Clearwater Growth Fund                2004             2003            2002             2001             2000
---------------------------------     ---------------  ---------------  --------------  ---------------  ---------------
Net asset value, beginning of year  $          22.66            17.70           23.07            26.86            31.94
Income from investment operations:
    Net investment income                       0.38             0.27            0.23             0.19             0.16
    Net realized and unrealized
       gain (loss)                              2.24             4.95           (5.37)           (3.73)           (0.87)
                                      ---------------  ---------------  --------------  ---------------  ---------------
               Total from
                 investment
                 operations                     2.62             5.22           (5.14)           (3.54)           (0.71)
                                      ---------------  ---------------  --------------  ---------------  ---------------
Less distributions:
    Dividends from net investment
       income                                  (0.35)           (0.26)          (0.23)           (0.20)           (0.17)
    Distributions from net realized
       gains                                    0.00             0.00            0.00            (0.05)           (4.20)
                                      ---------------  ---------------  --------------  ---------------  ---------------
               Total distributions             (0.35)           (0.26)          (0.23)           (0.25)           (4.37)
                                      ---------------  ---------------  --------------  ---------------  ---------------
Net asset value, end of year        $          24.93            22.66           17.70            23.07            26.86
                                      ===============  ===============  ==============  ===============  ===============
Total return (a)                               11.5%            29.5%           (22.3)%          (13.2)%           (2.0)%
Net assets, end of year
    (000s omitted)                  $      202,580          150,460         103,981          132,792          154,811
Ratio of expenses to average
    net assets (b)                             0.37%            0.39%           0.43%            0.45%            0.45%
Ratio of net investment income
    to average net assets (b)                  1.62%            1.40%           1.14%            0.80%            0.52%
Portfolio turnover rate (excluding
    short-term securities)                     1.52%           13.64%          31.40%           43.20%           57.28%

(a) Total return figures are based on the change in net asset value of a share during the period and assumes reinvestment of distributions at net asset value.

(b) Total fund expenses are contractually limited to 0.45% of average daily net assets. However, during the period ended June 30, 2004, the investment advisor voluntarily reduced management fees otherwise payable by the Fund. Had the fund incurred these expenses, the ratio of expenses to average daily net assets would have been 0.23% for the six months ended June 30, 2004 and 0.45% for the years ended December 31, 2003 and 2002, and the ratio of net investment income to average daily net assets would have been 0.60%, 1.34%, and 1.12%, respectively.

                          CLEARWATER INVESTMENT TRUST

                    Notes to Financial Statements (unaudited)

                                  June 30, 2004



                                                                  Year ended December 31
                                     ----------------------------------------------------------------------------------
   Clearwater Small Cap Fund              2004             2003            2002             2001             2000
---------------------------------    ---------------  ---------------  --------------  ---------------  ---------------
Net asset value, beginning of year $          18.35            13.11           14.61            13.01            15.13
Income from investment operations:
    Net investment income (loss)              (0.09)           (0.02)          (0.01)            0.11            (0.04)
    Net realized and unrealized
       gains (losses)                          3.92             7.71           (1.49)            1.62             1.41
                                     ---------------  ---------------  --------------  ---------------  ---------------
               Total from
                 investment
                 operations                    3.83             7.69           (1.50)            1.73             1.37
                                     ---------------  ---------------  --------------  ---------------  ---------------
Less distributions:
    Distributions from net
       investment income                       0.00             0.00            0.00            (0.11)            0.00
    Distributions from net
       realized gains                         (3.04)           (2.45)           0.00            (0.02)           (3.49)
                                     ---------------  ---------------  --------------  ---------------  ---------------
               Total distributions            (3.04)           (2.45)           0.00            (0.13)           (3.49)
                                     ---------------  ---------------  --------------  ---------------  ---------------
Net asset value, end of year       $          19.14            18.35           13.11            14.61            13.01
                                     ===============  ===============  ==============  ===============  ===============
Total return (a)                              20.9%            58.7%           (10.3)%          13.3%            10.7%
Net assets, end of year
    (000s omitted)                 $        213,273          138,089          77,492           81,974           67,896
Ratio of expenses to average
    net assets (b)                            1.24%            1.33%           1.34%            1.35%            1.35%
Ratio of net investment income
    (loss) to average net assets (b)          (0.45)%          (0.12)%         (0.02)%          0.80%            (0.27)%
Portfolio turnover rate (excluding
    short-term securities)                   83.25%          100.82%          81.16%          117.75%          149.01%

(a) Total return figures are based on the change in net asset value of a share during the period and assumes reinvestment of distributions at net asset value.

(b) Total fund expenses are contractually limited to 1.35% of average daily net assets. However, during the period ended June 30, 2004, the investment advisor voluntarily reduced management fees otherwise payable by the Fund. Had the fund incurred these expenses, the ratio of expenses to average daily net assets would have been 0.68% for the six months ended June 30, 2004 and 1.35% for the years ended December 31, 2003 and 2002, and the ratio of net investment income to average daily net assets would have been (0.32)%, (0.14)%, and (0.03)%, respectively.

                           CLEARWATER INVESTMENT TRUST

                    Notes to Financial Statements (unaudited)

                                  June 30, 2004


                                                                Year ended December 31
    Clearwater Tax-Exempt         ---------------------------------------------------------------------------------
          Bond Fund                    2004            2003             2002             2001            2000(a)
------------------------------    ---------------  --------------  ---------------  ---------------  --------------
Net asset value, beginning
    of year                     $          10.12           10.24            10.14            10.28           10.00
Income from investment
    operations:
       Net investment income                0.50            0.53             0.58             0.59            0.55
       Net realized and unrealized
         gains (losses)                    (0.10)          (0.12)            0.12             0.02            0.31
                                  ---------------  --------------  ---------------  ---------------  --------------
               Total from
                 investment
                 operations                 0.40            0.41             0.70             0.61            0.86
                                  ---------------  --------------  ---------------  ---------------  --------------
Less distributions:
    Distributions from net
       investment income                   (0.49)          (0.53)           (0.58)           (0.59)          (0.55)
    Distributions from net
       realized gains                       0.00            0.00            (0.02)           (0.16)          (0.03)
                                  ---------------  --------------  ---------------  ---------------  --------------
               Total
                 distributions             (0.49)          (0.53)           (0.60)           (0.75)          (0.58)
                                  ---------------  --------------  ---------------  ---------------  --------------
Net asset value, end of year    $          10.03           10.12            10.24            10.14           10.28
                                  ===============  ==============  ===============  ===============  ==============
Total return (b)                            4.1%            4.1%             7.1%             6.1%            8.9% (d)
Net assets, end of year
    (000s omitted)              $       188,677         134,481           91,905           81,687          74,094
Ratio of expenses to average
    net assets (e)                         0.51%           0.56%            0.58%            0.60%           0.60% (c)
Ratio of net investment income
    (loss) to average net assets (e)       4.84%           5.24%            5.69%            5.64%           5.72% (c)
Portfolio turnover rate
    (excluding short-term
    securities)                           35.25%          39.84%           39.79%           43.23%          23.86%

(a) For the period from January 14, 2000 (commencement of operations) to December 31, 2000.

(b) Total return figures are based on the change in net asset value of a share during the period and assumes reinvestment of distributions at net asset value.

(c)         Annualized.

(d)         Not annualized.

(e) Total fund expenses are contractually limited to 0.60% of average daily net assets. However, during the period ended June 30, 2004, the investment advisor voluntarily reduced management fees otherwise payable by the Fund. Had the fund incurred these expenses, the ratio of expenses to average daily net assets would have been 0.30% for the six months ended June 30, 2004 and 0.60% for the years ended December 31, 2003 and 2002, and the ratio of net investment income to average daily net assets would have been 2.45%, 5.20%, and 5.67%, respectively.

                           CLEARWATER INVESTMENT TRUST
                Schedule of Investments - Clearwater Growth Fund
                                December 31, 2004


    Face                                                                                                       Percent
   amount                                                            Coupon                       Fair            of
   or shares                        Security                          rate          Cost        value (a)     net assets
-----------------------------------------------------------------  -----------  -------------  ------------  -------------
                Common stocks:
                  Consumer discretionary:
    2,300           ABERCROMBIE AND FITCH CO                                  $    50,218       107,985
    3,750           AMAZON COM INC (b)                                            108,172       166,088
    3,650           AMERICAN EAGLE OUTFITTERS INC (b)                             106,990       171,915
      900           AMERICAN GREETINGS CORP                                        13,869        22,815
      400           APPLEBEES INTL INC (b)                                         10,400        10,580
      600           ARVINMERITOR INC                                               10,494        13,422
    1,500           AUTOLIV                                                        60,225        72,450
    1,600           AUTONATION INC DEL (b)                                         30,080        30,736
      900           AUTOZONE INC (b)                                               57,669        82,179
    4,075           BED BATH & BEYOND INC (b)                                     151,099       162,307
    1,250           BELO CORP                                                      18,688        32,800
    3,600           BEST BUY CO INC                                               106,450       213,912
    1,400           BIG LOTS INC (b)                                               15,477        16,982
    1,300           BLACK & DECKER CORPORATION                                     44,208       114,829
    9,069           BLOCKBUSTER INC                                                86,259        86,518
    5,569           BLOCKBUSTER INC CL B                                           40,222        49,063
    1,100           BORG WARNER INC (b)                                            51,799        59,587
    1,300           BRINKER INTL INC (b)                                           41,847        45,591
    2,525           CABLEVISION NY GROUP CLASS A (b)                               21,801        62,873
      784           CARMAX INC (b)                                                 11,031        24,343
      165           CAVCO INDS INC DEL (b)                                            815         7,417
      800           CDW CORP                                                       44,354        53,080
    6,600           CENTEX CORP                                                    66,427       393,228
    1,800           CHEESECAKE FACTORY (b)                                         58,968        58,446
    1,500           CHICOS FAS INC (b)                                             28,000        68,295
    8,900           CIRCUIT CITY STORES INC                                       104,507       139,196
    7,375           CLEAR CHANNEL COMMUNICATIONS                                  271,971       246,989
    4,600           COACH INC (b)                                                 107,172       259,440
    2,525           COMCAST CORP NEW (b)                                           60,521        82,921
   33,745           COMCAST CORP NEW CL A (b)                                     907,000     1,123,033
    7,800           COSTCO WHSL CORP NEW                                          237,671       377,598
    1,450           CUMULUS MEDIA INC (b)                                          19,523        21,866
    4,900           D R HORTON INC                                                137,882       197,519
    2,100           DANA CORP                                                      33,264        36,393
    2,300           DARDEN RESTAURANTS INC                                         47,909        63,802
    7,000           DELPHI CORP                                                    58,703        63,140
    8,363           DIRECTV GROUP INC (b)                                         118,534       139,997
   32,300           DISNEY WALT CO                                                683,374       897,940
    3,400           DOLLAR GEN CORP                                                67,631        70,618
    1,700           DOLLAR TREE STORES INC (b)                                     50,070        48,756
    3,200           DOW JONES & CO INC                                            142,912       137,792
    3,900           EASTMAN KODAK CO                                               90,363       125,775
    8,800           EBAY INC (b)                                                  145,400     1,023,263
    3,200           ECHOSTAR COMMUNICATIONS CORP N                                119,633       106,368
    2,425           EMMIS COMMUNICATIONS CORP (b)                                  48,403        46,536
    1,125           ENTERCOM COMMUNICATIONS CORP (b)                               49,321        40,376
    2,000           FAMILY DLR STORES INC                                          61,336        62,460
    3,100           FEDERATED DEPT STORES INC DEL                                 143,111       179,149
    1,900           FOOT LOCKER INC                                                25,593        51,167
   29,800           FORD MTR CO DEL                                               306,940       436,272
    7,700           FORTUNE BRANDS INC                                            282,788       594,286
    3,125           FOX ENTMT GROUP INC (b)                                        63,757        97,688
    1,900           GAMESTOP CORP (b)                                              15,311        42,484
    3,550           GANNETT INC                                                   256,535       290,035
    9,200           GAP INC                                                       139,608       194,304
    6,800           GENERAL MTRS CORP                                             269,795       272,408
    1,700           GENTEX CORP                                                    69,091        62,934
   14,850           HARLEY DAVIDSON INC                                            87,002       902,138
      300           HARMAN INTL INDS INC NEW (b)                                   37,554        38,100

See accompanying notes to financial statements.



                           CLEARWATER INVESTMENT TRUST
                Schedule of Investments - Clearwater Growth Fund
                                December 31, 2004

      Face                                                                                                       Percent
   amount                                                            Coupon                       Fair            of
   or shares                        Security                          rate          Cost        value (a)     net assets
-----------------------------------------------------------------  -----------  -------------  ------------  -------------
      575           HEARST ARGYLE TELEVISION INC                              $    12,880        15,169
    1,400           HILTON HOTELS CORP                                             29,246        31,836
   46,625           HOME DEPOT INC                                                 30,408     1,992,752
    4,900           INTERNATIONAL GAME TECHNOLOGY                                 170,811       168,462
    5,400           INTERPUBLIC GROUP COS INC                                      75,276        72,360
    2,850           JOHNSON CTLS INC                                              113,368       180,804
    1,200           JONES APPAREL GROUP INC                                        45,192        43,884
      600           KB HOME                                                        39,516        62,640
      900           KNIGHT RIDDER INC (b)                                          63,990        60,246
   11,550           KOHLS CORP (b)                                                 92,211       567,914
      300           LAMAR ADVERTISING CO (b)                                        8,994        12,834
      900           LEAR CORP                                                      53,127        54,909
    2,700           LEGGETT & PLATT INC                                            58,884        76,761
    1,400           LENNAR CORP                                                    58,905        79,352
   37,950           LIBERTY MEDIA CORP (b)                                        292,772       416,691
    1,762           LIBERTY MEDIA INTL INC (b)                                     55,061        81,457
   10,290           LIMITED BRANDS INC                                            118,493       236,876
    1,850           LIZ CLAIBORNE INC                                              62,867        78,089
   11,700           LOWES COS INC                                                 426,727       673,803
   15,550           MARRIOTT INTL INC NEW                                         129,055       979,339
    2,900           MATTEL INC                                                     53,984        56,521
    4,600           MAY DEPT STORES CO                                            124,522       135,240
    1,600           MCCLATCHY CO (b)                                               95,367       114,896
   18,600           MCDONALDS CORP                                                381,981       596,316
    3,000           MCGRAW HILL COS INC                                           219,545       274,620
    1,000           METRO GOLDWYN MAYER INC NEW                                     1,519        11,880
    3,200           MICHAELS STORES INC                                            39,160        95,904
    1,500           MOHAWK INDS INC (b)                                           119,605       136,875
    5,500           NEW YORK TIMES CO                                             226,119       224,400
    3,800           NEWELL RUBBERMAID INC                                          86,564        91,922
    2,400           NIKE INC                                                      143,772       217,656
    2,500           NORDSTROM INC                                                  52,596       116,825
    4,500           OFFICE DEPOT INC (b)                                           65,209        78,120
    3,300           OFFICEMAX INC DE                                              114,939       103,554
    2,400           OMNICOM GROUP                                                 160,580       202,368
    1,100           OUTBACK STEAKHOUSE INC (b)                                     46,023        50,358
      400           PACIFIC SUNWEAR OF CALIF (b)                                    9,204         8,904
    2,000           PENNEY J C INC                                                 59,806        82,800
    1,000           PETSMART INC                                                   24,902        35,530
    1,500           POLO RALPH LAUREN CORP                                         31,320        63,900
    1,100           PULTE HOMES INC                                                52,465        70,180
    2,150           RADIO ONE INC (b)                                              28,969        34,658
    1,500           RADIOSHACK CORP                                                36,117        49,320
    1,100           READERS DIGEST ASSN INC                                        15,807        15,301
    2,375           REEBOK INTL LTD                                                75,471       104,500
    2,600           ROSS STORES INC (b)                                            42,760        75,062
      400           RYLAND GROUP INC (b)                                           12,909        23,016
    1,000           SCHOLASTIC CORP (b)                                            28,560        36,960
      600           SCRIPPS E W CO OH                                              23,112        28,968
    3,900           SEARS ROEBUCK & CO                                            124,784       199,017
      300           SHERWIN WILLIAMS CO                                             9,570        13,389
   30,800           SIRIUS SATELLITE RADIO INC (b)                                116,116       235,620
      900           STANLEY WORKS                                                  27,855        44,091
    6,300           STAPLES INC                                                   119,696       212,373
    5,375           STARBUCKS CORP (b)                                            131,883       335,185
    1,050           STARWOOD HOTELS & RESORTS                                      34,194        61,320
   13,800           TARGET CORP                                                   436,859       716,634
    3,000           TIFFANY & CO NEW                                               86,618        95,910
   70,100           TIME WARNER INC NEW                                           910,478     1,362,743
    7,600           TJX COS INC NEW                                               140,575       190,988
      300           TOLL BROS INC (b)                                              10,347        20,583


See accompanying notes to financial statements.



                           CLEARWATER INVESTMENT TRUST
                Schedule of Investments - Clearwater Growth Fund
                                December 31, 2004

    Face                                                                                                       Percent
   amount                                                            Coupon                       Fair            of
   or shares                        Security                          rate          Cost        value (a)     net assets
-----------------------------------------------------------------  -----------  -------------  ------------  -------------
    1,700           TOYS R US INC (b)                                         $    23,853        34,799
    2,600           TRIBUNE CO NEW                                                116,790       109,564
    3,500           UNITEDGLOBALCOM (b)                                            26,145        33,810
    6,355           UNIVISION COMMUNICATIONS INC (b)                              190,969       186,011
    1,700           V F CORP                                                       87,065        94,146
   23,187           VIACOM INC                                                    875,239       843,775
   39,850           WAL MART STORES INC                                         1,938,990     2,104,876
      700           WENDYS INTL INC                                                25,956        27,482
    1,550           WESTWOOD ONE INC (b)                                           41,750        41,742
    3,600           WHIRLPOOL CORP                                                155,817       249,156
      500           WILEY JOHN & SON                                               15,320        17,420
    1,000           WILLIAMS SONOMA INC (b)                                        32,379        35,040
    1,400           XM SATELLITE RADIO HLDGS INC (b)                               27,440        52,668
    4,500           YUM BRANDS INC                                                 78,407       212,310
    2,400           ZALE CORP NEW (b)                                              39,515        71,688
                                                                                -------------  ------------
                                                                                16,631,027     27,225,256          13.44%
                                                                                -------------  ------------
                  Consumer staples:
    4,700           ALBERTSONS INC                                                 93,906       112,236
   34,500           ALTRIA GROUP INC                                              690,362     2,107,950
   14,100           ANHEUSER BUSCH COS INC                                        688,864       715,293
    9,200           ARCHER DANIELS MIDLAND CO                                     167,630       205,252
    4,900           AVON PRODS INC                                                152,946       189,630
    1,800           BROWN FORMAN CORP                                              70,069        87,624
    6,200           CAMPBELL SOUP CO                                              168,826       185,318
   35,600           COCA COLA CO                                                1,068,618     1,482,028
    3,700           COCA COLA ENTERPRISES INC                                      78,806        77,145
    7,200           COLGATE PALMOLIVE CO                                          360,616       368,352
    8,000           CONAGRA INC                                                   182,521       235,600
    1,200           CONSTELLATION BRANDS INC                                       36,456        55,812
      300           COORS ADOLPH CO                                                16,305        22,701
    4,600           CVS CORP                                                      114,996       207,322
    2,900           DEAN FOODS CO NEW (b)                                          94,060        95,555
    4,773           DEL MONTE FOODS CO (b)                                         47,273        52,598
    6,200           GENERAL MLS INC                                               277,056       308,202
   29,900           GILLETTE CO                                                   497,941     1,338,922
    5,575           HEINZ H J CO                                                  190,266       217,369
    2,100           HERSHEY FOODS CORP                                            106,008       116,634
    1,300           HORMEL FOODS CORP                                              29,432        40,755
    4,000           KELLOGG CO                                                    175,241       178,640
    4,350           KIMBERLY CLARK CORP                                           240,219       286,274
    1,700           KRAFT FOODS INC                                                51,827        60,537
   14,400           KROGER CO (b)                                                 246,089       252,576
    4,100           LOEWS CORP                                                    107,638       118,695
    1,100           MCCORMICK & CO INC                                             35,864        42,460
    2,400           PEPSI BOTTLING GROUP INC                                       52,032        64,896
   25,650           PEPSICO INC                                                   924,004     1,338,930
   38,100           PROCTER AND GAMBLE CO                                         987,231     2,098,548
    6,100           RITE AID CORP (b)                                              36,356        22,326
    6,400           SAFEWAY INC                                                   124,922       126,336
    9,950           SARA LEE CORP                                                 203,451       240,193
      600           SMITHFIELD FOODS INC (b)                                       15,984        17,754
    1,400           SMUCKER J M CO                                                 60,413        65,898
    3,700           SUPERVALU INC                                                  62,955       127,724
    7,900           SYSCO CORP                                                    121,025       301,543
    5,927           TYSON FOODS INC (DEL)                                          52,174       109,057
    2,900           UST INC                                                        80,807       139,519
   27,350           WALGREEN CO                                                   324,378     1,049,420
    1,200           WHOLE FOODS MKT INC                                            64,365       114,420
    3,600           WRIGLEY WM JR CO                                              125,321       249,084
                                                                                -------------  ------------
                                                                                9,225,253      15,227,128           7.52%
                                                                                -------------  ------------

See accompanying notes to financial statements.



                           CLEARWATER INVESTMENT TRUST
                Schedule of Investments - Clearwater Growth Fund
                                December 31, 2004

       Face                                                                                                       Percent
   amount                                                            Coupon                       Fair            of
   or shares                        Security                          rate          Cost        value (a)     net assets
-----------------------------------------------------------------  -----------  -------------  ------------  -------------
                  Energy:
    1,673           ANADARKO PETE CORP                                        $    58,107       108,427
    3,348           APACHE CORP                                                    61,600       169,308
    1,700           BAKER HUGHES INC                                               58,817        72,539
      300           BJ SVCS CO                                                      9,951        13,962
   11,488           BP PLC (d)                                                    283,841       670,899
   10,900           BURLINGTON RES INC                                            178,458       474,150
    4,500           CHESAPEAKE ENERGY CORP                                         43,650        74,250
   30,428           CHEVRONTEXACO CORP                                          1,291,980     1,597,774
    8,119           CONOCOPHILLIPS                                                345,304       704,973
    6,012           DEVON ENERGY CORPORATION NEW                                  171,506       233,987
    1,100           ENSCO INTL INC                                                 29,875        34,914
    4,250           EOG RESOURCES INC                                              80,824       303,280
  105,999           EXXON MOBIL CORP                                            4,312,474     5,433,508
    4,200           HALLIBURTON CO                                                100,321       164,808
    2,900           HELMERICH AND PAYNE INC                                        72,973        98,716
    3,900           MARATHON OIL CORP (b)                                         154,479       146,679
    1,200           MURPHY OIL CORP                                                32,055        96,540
    1,700           NATIONAL OILWELL INC (b)                                       26,427        59,993
    2,900           NOBLE ENERGY INC                                               74,136       178,814
   16,450           OCCIDENTAL PETE CORP                                          308,653       960,022
    3,200           PIONEER NAT RES CO                                             48,507       112,320
    9,000           SCHLUMBERGER LTD                                              210,434       602,550
    1,100           SMITH INTL INC (b)                                             38,951        59,851
    4,850           SUNOCO INC                                                    109,369       396,294
    6,693           TRANSOCEAN INC (b)                                            107,342       283,716
    4,850           UNOCAL CORP                                                   134,714       209,714
    3,730           VALERO ENERGY CORP                                             51,022       169,342
    3,625           XTO ENERGY INC                                                 37,767       128,253
                                                                                -------------  ------------
                                                                                8,433,537      13,559,583           6.69%
                                                                                -------------  ------------
                  Financials:
    8,550           AFLAC INC                                                     255,752       340,632
    9,000           ALLIED CAP CORP NEW                                           196,349       232,560
    9,700           ALLSTATE CORP                                                 422,942       501,684
    8,000           AMB PPTY CORP                                                 266,178       323,120
    1,300           AMBAC FINL GROUP INC                                           91,536       106,769
   14,775           AMERICAN EXPRESS CO                                           574,404       832,867
   37,316           AMERICAN INTL GROUP INC                                       458,063     2,450,542
    8,200           AMERICREDIT CORP (b)                                          141,934       200,490
    3,200           AMERITRADE HLDG CORP NEW                                       44,925        45,504
    9,700           AMSOUTH BANCORPORATION                                        229,185       251,230
    4,300           AON CORP                                                       84,502       102,598
    1,200           APARTMENT INVT & MGMT CO                                       37,205        46,248
    3,100           ASSOCIATED BANC CORP                                          105,586       102,951
    6,600           ASTORIA FINL CORP                                              87,763       263,802
   64,064           BANK AMER CORP                                              1,882,553     3,010,367
   13,500           BANK NEW YORK INC                                             365,609       451,170
    4,700           BANKNORTH GROUP INC NEW                                        86,563       172,020
    8,658           BB&T CORP                                                     244,238       364,069
    1,100           BEAR STEARNS COS INC                                           56,969       112,541
    3,300           CAPITAL ONE FINL CORP                                         130,755       277,893
    1,198           CATELLUS DEV CORP NEW                                          24,931        36,659
    2,100           CHUBB CORP                                                    129,882       161,490
    2,625           CINCINNATI FINL CORP                                          103,510       116,183
    2,100           CIT GROUP INC NEW                                              52,794        96,222
   83,315           CITIGROUP INC                                               1,659,574     4,014,117
    1,550           COLONIAL BANCGROUPINC                                          20,381        32,907
    3,200           COMERICA INC                                                  171,938       195,264
    5,150           COMMERCIAL FED CORP                                            78,156       153,007
    5,200           CONSECO INC                                                    97,448       103,740


See accompanying notes to financial statements.



                           CLEARWATER INVESTMENT TRUST
                Schedule of Investments - Clearwater Growth Fund
                                December 31, 2004

       Face                                                                                                       Percent
   amount                                                            Coupon                       Fair            of
   or shares                        Security                          rate          Cost        value (a)     net assets
-----------------------------------------------------------------  -----------  -------------  ------------  -------------
    8,798           COUNTRYWIDE FINL CORP                                     $   134,491       325,614
    2,300           CRESCENT REAL ESTATE EQUITIES (b)                              38,846        41,998
    2,900           DELUXE CORP                                                   101,418       108,257
      300           DORAL FINL CORP                                                 9,892        14,775
   12,000           E TRADE FINL CORP (b)                                         125,906       179,400
    3,400           EQUITY OFFICE PPTYS TR                                         94,112        99,008
    4,700           EQUITY RESIDENTIAL                                            149,331       170,046
      400           ERIE INDTY CO                                                  17,588        21,028
   17,950           FEDERAL HOME LN MTG CORP                                       54,545     1,322,915
   16,325           FEDERAL NATL MTG ASSN                                       1,100,233     1,162,502
    3,800           FIDELITY NATL FINL INC                                        144,152       173,546
    9,500           FIFTH THIRD BANCORP                                           467,680       449,160
   27,401           FIRST DATA CORP                                               226,493     1,165,638
    8,450           FIRST HORIZON NATL CORP                                       255,733       364,280
   10,550           FISERV INC (b)                                                 95,145       424,005
   14,000           FRANKLIN RES INC                                              257,225       975,100
    1,800           GALLAGHER ARTHUR J & CO (b)                                    55,152        58,500
   23,800           GENERAL GROWTH PPTYS INC                                      295,095       860,608
    1,300           GENWORTH FINL INC (b)                                          31,200        35,100
    1,200           GOLDEN WEST FINL CORP DEL                                      67,042        73,704
    4,500           GOLDMAN SACHS GROUP INC                                       387,377       468,180
    3,800           HARTFORD FINANCIAL SVCS GRP                                   190,162       263,378
   14,600           HEALTH CARE PPTY INVS INC                                     261,994       404,274
    6,600           HIBERNIA CORP                                                 176,484       194,766
    3,400           HOST MARRIOTT CORP NEW                                         52,904        58,820
    6,400           HRPT PPTYS TR                                                  60,992        82,112
    1,284           HSBC HLDGS PLC (d)                                             64,775       109,320
   11,600           HUNTINGTON BANCSHARES INC                                     253,776       287,448
    2,300           INVESTMENT TECHNOLOGY GROUP (b)                                37,976        46,000
      300           INVESTORS FINL SERVICES CORP                                   10,275        14,994
    3,800           ISTAR FINL INC                                                 75,215       171,988
    3,700           JANUS CAP GROUP INC                                            53,556        62,197
    3,700           JEFFERSON PILOT CORP                                          137,936       192,252
   55,246           JPMORGAN CHASE & CO                                         1,484,585     2,155,145
   12,100           KEYCORP NEW                                                   225,332       410,190
      200           KIMCO RLTY CORP                                                11,266        11,598
    1,750           LA QUINTA CORP (b)                                              3,605        15,908
    4,200           LEHMAN BROTHERS HLDGS INC                                     276,075       367,416
    3,625           LINCOLN NATL CORP IN                                          113,502       169,215
    2,100           LOEWS CORP                                                     49,966       147,630
      260           M & T BK CORP                                                  10,976        28,038
    5,400           MACK CA RLTY CORP                                             169,534       248,562
    4,741           MANULIFE FINL CORP                                            135,056       219,034
    8,700           MARSH & MCLENNAN COS INC                                      339,321       286,230
    2,000           MARSHALL & ILSLEY CORP                                         51,520        88,400
    1,850           MBIA INC                                                       82,768       117,068
   17,650           MBNA CORP                                                     267,541       497,554
    5,400           MELLON FINL CORP                                              171,240       167,994
   11,600           MERRILL LYNCH & CO INC                                        455,586       693,332
    4,200           METLIFE INC                                                   140,107       170,142
    6,800           MGIC INVT CORP WIS                                            163,404       468,588
      700           MOODYS CORP (b)                                                44,009        60,795
   12,975           MORGAN STANLEY                                                581,522       720,372
   16,290           NATIONAL CITY CORP                                            298,674       611,690
      800           NATIONWIDE FINL SVCS INC                                       25,928        30,584
    6,782           NEW YORK CMNTY BANCORP INC                                    141,276       139,506
    7,438           NORTH FORK BANCORPORATION INC                                 120,236       214,586
    1,525           NORTHERN TRUST CORP                                            59,156        74,085
    8,900           OLD REP INTL CORP (b)                                         221,092       225,170
      450           PEOPLES BK BRIDGEPORT CONN                                      9,330        17,501
      255           PIPER JAFFRAY COS (b)                                           7,794        12,227


See accompanying notes to financial statements.



                           CLEARWATER INVESTMENT TRUST
                Schedule of Investments - Clearwater Growth Fund
                                December 31, 2004

       Face                                                                                                       Percent
   amount                                                            Coupon                       Fair            of
   or shares                        Security                          rate          Cost        value (a)     net assets
-----------------------------------------------------------------  -----------  -------------  ------------  -------------
    3,100           PLUM CREEK TIMBER CO INC                                  $    66,340       119,164
      300           PMI GROUP INC                                                  10,926        12,525
    3,925           PNC FINL SVCS GROUP INC                                       179,373       225,452
    2,200           POPULAR INC                                                    44,065        63,426
   14,675           PRICE T ROWE GROUP INC                                        198,287       912,785
    2,550           PRINCIPAL FINANCIAL GROUP                                      69,037       104,397
    2,600           PROGRESSIVE CORP OHIO                                         164,996       220,584
    3,400           PROVIDIAN FINL CORP                                            34,136        55,998
    6,100           PRUDENTIAL FINL INC                                           187,850       335,256
    1,000           RADIAN GROUP INC                                               47,230        53,240
      750           RAYMOND JAMES FINANCIAL INC                                    12,570        23,235
    4,256           REGIONS FINL CORP NEW                                          97,525       151,471
      300           REINSURANCE GROUP AMER INC                                     12,570        14,535
      900           SAFECO CORP (b)                                                43,659        47,016
   25,700           SCHWAB CHARLES CORP                                           229,436       307,372
    1,300           SIMON PPTY GROUP INC NEW                                       32,716        84,071
    4,500           SKY FINL GROUP INC                                            106,014       129,015
    6,700           SLM CORP                                                      239,070       357,713
    4,200           SOVEREIGN BANCORP INC                                          32,181        94,710
      500           ST JOE CO                                                      16,215        32,100
    2,650           STATE STREET CORPORATION                                      139,380       130,168
    4,034           SUNTRUST BKS INC                                              257,247       298,032
    4,200           SYNOVUS FINL CORP                                             112,014       120,036
   24,000           TCF FINANCIAL CORP                                            207,735       771,360
    8,832           THE ST PAUL TRAVELERS COS INC                                 262,417       327,402
    3,700           THORNBURG MTG INC (b)                                         109,890       107,152
    1,900           TORCHMARK INC                                                  80,235       108,566
      400           TRANSATLANTIC HLDGS INC (b)                                    23,500        24,732
    4,000           UNITRIN INC                                                   101,606       181,800
    4,300           UNUMPROVIDENT CORP                                             60,750        77,142
   25,598           US BANCORP DEL                                                552,508       801,729
    1,377           VALLEY NATL BANCORP                                            29,061        38,074
   23,009           WACHOVIA CORP 2ND NEW                                         737,616     1,210,273
   18,088           WASHINGTON MUT INC                                            288,437       764,761
    4,929           WELLPOINT INC (b)                                             360,413       566,835
   32,641           WELLS FARGO & CO NEW                                          724,241     2,028,637
    7,225           XL CAPITAL LTD                                                 92,119       561,021
      200           ZIONS BANCORP                                                   8,261        13,606
                                                                                -------------  ------------
                                                                                25,218,353     45,323,510          22.37%
                                                                                -------------  ------------
                  Healthcare:
   23,950           ABBOTT LABS                                                   900,880     1,117,267
    4,700           AETNA INC                                                     151,653       586,325
    1,750           ALLERGAN INC                                                  117,402       141,873
    1,500           AMERISOURCEBERGEN CORP                                         85,575        88,020
   25,150           AMGEN INC                                                     102,792     1,613,372
      600           ANDRX CORP DEL (b)                                             10,542        13,098
    1,800           APPLERA CORP APPLIED BIOSYS                                    37,429        37,638
    1,300           BARD C R INC (b)                                               78,455        83,174
      900           BARR PHARMACEUTICALS INC (b)                                   43,980        40,986
   11,000           BAXTER INTL INC                                               220,992       379,940
    1,700           BECTON DICKINSON & CO                                          76,290        96,560
   11,350           BIOGEN IDEC INC (b)                                           164,190       756,024
    2,000           BIOMET INC                                                     75,026        86,780
   11,950           BOSTON SCIENTIFIC CORP (b)                                    318,571       424,823
   31,275           BRISTOL MYERS SQUIBB CO                                       782,407       801,266
    7,050           CARDINAL HEALTH INC                                           388,777       409,958
    7,313           CAREMARK RX INC (b)                                           131,158       288,352
    1,200           CELGENE CORP (b)                                               24,826        31,836
      200           CEPHALON INC (b)                                                9,120        10,176
    1,300           CHIRON CORP (b)                                                43,719        43,329


See accompanying notes to financial statements.



                           CLEARWATER INVESTMENT TRUST
                Schedule of Investments - Clearwater Growth Fund
                                December 31, 2004

    Face                                                                                                       Percent
   amount                                                            Coupon                       Fair            of
   or shares                        Security                          rate          Cost        value (a)     net assets
-----------------------------------------------------------------  -----------  -------------  ------------  -------------
    2,200           CIGNA CORP                                                $   107,215       179,454
    1,100           COVENTRY HEALTH CARE INC (b)                                   53,042        58,388
    1,600           CYTYC CORP (b)                                                 11,472        44,112
    1,425           DAVITA INC (b)                                                 21,812        56,330
      180           EDWARDS LIFESCIENCES CORP (b)                                   1,872         7,427
      800           EXPRESS SCRIPTS INC (b)                                        37,832        61,152
    3,400           FISHER SCIENTIFIC INTL INC (b)                                138,754       212,092
    6,550           FOREST LABS INC (b)                                           305,519       293,833
    6,200           GENENTECH INC (b)                                             269,163       337,528
    3,000           GENZYME CORP (b)                                              153,806       174,210
    5,600           GILEAD SCIENCES INC (b)                                       176,412       195,944
    3,152           GLAXOSMITHKLINE PLC (d)                                        76,079       149,373
    4,300           GUIDANT CORP                                                  215,407       310,030
    9,550           HCA INC                                                       347,616       381,618
    4,000           HEALTH MGMT ASSOC                                              76,501        90,880
    2,450           HEALTH NET INC (b)                                             64,669        70,732
    1,400           HILLENBRAND INDS INC                                           76,636        77,756
    2,005           HOSPIRA INC (b)                                                50,661        67,168
    1,800           HUMAN GENOME SCIENCES INC (b)                                  25,110        21,636
    3,900           HUMANA INC (b)                                                 39,107       115,791
    1,000           IMCLONE SYS INC (b)                                            48,564        46,080
    2,100           IMS HEALTH INC                                                 52,215        48,741
    2,500           INVITROGEN CORP (b)                                           164,832       167,825
    4,906           IVAX CORP (b)                                                  40,819        77,613
   47,800           JOHNSON & JOHNSON                                           1,199,801     3,031,475
    2,700           KING PHARMACEUTICALS INC (b)                                   40,871        33,480
    2,600           LABORATORY CORP AMER HLDGS (b)                                 61,060       129,532
   18,100           LILLY ELI & CO                                                754,435     1,027,174
    1,950           LINCARE HLDGS INC (b)                                          58,492        83,168
    1,300           MANOR CARE INC NEW                                             30,973        46,059
    3,800           MCKESSON CORP                                                 126,730       119,548
    4,878           MEDCO HEALTH SOLUTIONS INC (b)                                137,776       202,925
      900           MEDICIS PHARMACEUTICAL CORP (b)                                32,148        31,599
    3,100           MEDIMMUNE INC (b)                                              76,227        84,041
   27,050           MEDTRONIC INC                                                 100,935     1,343,573
   37,250           MERCK & CO INC                                              1,773,891     1,197,214
    6,500           MILLENNIUM PHARMACEUTICALS (b)                                 89,027        78,780
    3,600           MYLAN LABS INC                                                 35,895        63,648
    1,100           OMNICARE INC                                                   29,495        38,082
      500           OSI PHARMACEUTICALS INC (b)                                    36,490        37,425
    1,200           PACIFICARE HEALTH SYSTEMS (b)                                  36,532        67,824
  125,975           PFIZER INC                                                    613,511     3,387,467
      700           PROTEIN DESIGN LABS INC (b)                                     9,632        14,462
      925           QUEST DIAGNOSTICS INC                                          52,430        88,384
   21,800           SCHERING PLOUGH CORP                                          374,296       455,184
    1,000           SEPRACOR INC (b)                                               26,600        59,370
   12,600           SERVICE CORP INTL (b)                                          90,438        93,870
    4,600           ST JUDE MED INC (b)                                           115,621       192,878
   15,650           STRYKER CORP                                                   60,399       755,113
    6,400           TENET HEALTHCARE CORP (b)                                     100,160        70,272
    1,000           TRIAD HOSPS INC (b)                                            25,517        37,210
   10,791           UNITEDHEALTH GROUP INC                                        435,999       949,931
      700           UNIVERSAL HEALTH SVCS INC                                      31,885        31,150
    5,800           VARIAN MED SYS INC (b)                                        213,788       250,792
    2,175           WATSON PHARMACEUTICALS INC (b)                                 50,706        71,362
    1,300           WEB MD CORP (b)                                                10,296        10,608
   21,450           WYETH                                                         857,043       913,556
    3,385           ZIMMER HOLDINGS INC (b)                                       212,854       271,206
                                                                                -------------  ------------
                                                                                14,220,852     25,564,872          12.62%
                                                                                -------------  ------------


See accompanying notes to financial statements.



                           CLEARWATER INVESTMENT TRUST
                Schedule of Investments - Clearwater Growth Fund
                                December 31, 2004

       Face                                                                                                       Percent
   amount                                                            Coupon                       Fair            of
   or shares                        Security                          rate          Cost        value (a)     net assets
-----------------------------------------------------------------  -----------  -------------  ------------  -------------
                  Industrials:
   11,550           3M CO                                                     $   813,863       947,908
      925           ADESA INC                                                      13,202        19,629
    2,750           ALLIED WASTE INDUSTRIES INC (b)                                16,321        25,520
    2,800           AMERICAN PWR CONVERSION CORP                                   44,398        59,920
    2,600           AMERICAN STD COS INC DEL (b)                                  101,212       107,432
    2,157           APOLLO GROUP INC (b)                                          139,581       174,091
    1,300           ARAMARK CORP                                                   37,232        34,463
    8,300           AUTOMATIC DATA PROCESSING INC                                 308,406       368,105
    1,500           AVERY DENNISON CORP                                            79,950        89,955
      900           BISYS GROUP INC (b)                                            12,294        14,805
    3,100           BLOCK H & R INC                                                58,017       151,900
   18,700           BOEING CO                                                     442,349       968,099
    5,400           BURLINGTON NORTHN SANTA FE                                    159,450       255,474
    1,400           CAREER ED CORP (b)                                             63,824        56,000
      300           CARLISLE COS INC                                               15,924        19,476
    4,800           CATERPILLAR INC                                               280,664       468,048
   29,948           CENDANT CORP                                                  228,707       700,184
    3,500           CERIDIAN CORP NEW (b)                                          66,780        63,980
    2,900           CINTAS CORP (b)                                                94,801       127,194
    2,100           CNF INC                                                        49,896       105,210
    2,300           CORINTHIAN COLLEGES INC (b)                                    39,767        43,344
   12,775           CRANE CO                                                      215,415       368,431
    5,100           CSX CORP                                                      107,400       204,408
      550           CUMMINS INC                                                    15,906        46,085
    3,200           DANAHER CORP                                                  122,770       183,712
    2,750           DEERE & CO                                                    142,281       204,600
      600           DEVRY INC DEL (b)                                              10,230        10,416
      300           DONALDSON CO INC (b)                                           10,200         9,774
    1,400           DONNELLEY R R & SONS CO                                        36,666        49,406
    3,325           DOVER CORP                                                    122,574       139,451
    9,600           DUN & BRADSTREET CORP DEL NEW (b)                             239,197       572,640
    3,000           EATON CORP                                                    103,554       217,080
    9,350           EMERSON ELEC CO                                               514,252       655,435
      700           FASTENAL CO (b)                                                43,652        43,092
   11,775           FEDEX CORP                                                    234,260     1,159,719
    3,675           FLUOR CORP NEW                                                 96,907       200,324
    1,400           GATX                                                           24,276        41,384
    3,000           GENERAL DYNAMICS CORP                                         249,324       313,800
  173,100           GENERAL ELEC CO                                             3,521,237     6,318,149
    5,050           GENUINE PARTS CO                                              153,969       222,503
    3,700           GOODRICH CORP                                                 111,298       120,768
    1,700           GRAINGER W W INC                                               74,317       113,254
      600           HARSCO CORP                                                    17,510        33,444
   12,700           HONEYWELL INTL INC                                            305,983       449,707
      900           HUBBELL INC                                                    29,499        47,070
    2,500           ILLINOIS TOOL WKS INC                                         164,327       231,700
      504           IMAGISTICS INTL INC (b)                                         5,084        16,965
    1,100           ITT EDL SVCS INC                                               41,602        52,305
      800           ITT INDS INC                                                   52,360        67,560
    1,300           JACOBS ENGR GROUP INC (b)                                      57,164        62,127
    2,200           JETBLUE AWYS CORP (b)                                          47,278        51,084
    1,300           L 3 COMMUNICATIONS HLDG CORP                                   61,878        95,212
    5,200           LOCKHEED MARTIN CORP                                          142,953       288,860
    1,475           MANPOWER INC WIS                                               66,373        71,243
    6,600           MASCO CORP                                                    122,515       241,098
    1,900           NAVISTAR INTL CORP INC (b)                                     79,213        83,562
    5,400           NORFOLK SOUTHN CORP                                           103,356       195,426
    4,092           NORTHROP GRUMMAN CORP                                         184,731       222,441
    3,562           PACCAR INC                                                     81,607       286,670
    1,700           PALL CORP                                                      40,004        49,215


See accompanying notes to financial statements.



                           CLEARWATER INVESTMENT TRUST
                Schedule of Investments - Clearwater Growth Fund
                                December 31, 2004

       Face                                                                                                       Percent
   amount                                                            Coupon                       Fair            of
   or shares                        Security                          rate          Cost        value (a)     net assets
-----------------------------------------------------------------  -----------  -------------  ------------  -------------
    1,100           PARKER HANNIFIN CORP                                      $    72,097        83,314
   19,497           PAYCHEX INC                                                    54,861       664,458
      600           PENTAIR INC                                                    17,889        26,136
   10,200           PITNEY BOWES INC                                              328,150       472,056
    2,000           PRECISION CASTPARTS CORP                                       45,286       131,360
    5,700           RAYTHEON CO                                                   160,192       221,331
    4,650           REPUBLIC SVCS INC                                             125,531       155,961
    2,200           REYNOLDS AMERN INC                                            123,818       172,920
      900           ROBERT HALF INTL INC                                           22,894        26,487
    7,250           ROCKWELL AUTOMATION INC                                       102,173       359,238
    2,300           ROCKWELL COLLINS INC                                           55,545        90,712
    8,200           SABRE HLDGS CORP                                              212,134       181,712
    4,100           SERVICE MASTER COMPANY                                         44,239        56,539
    2,400           SKYWEST INC                                                    26,040        48,144
      700           SNAP ON INC                                                    17,991        24,052
   13,875           SOUTHWEST AIRLS CO                                            193,334       225,885
    1,000           SPX CORP                                                       51,053        40,060
      200           STERICYCLE INC (b)                                              8,456         9,190
      500           TELEFLEX INC                                                   22,515        25,970
    1,475           TEXTRON INC                                                    54,457       108,855
   13,700           TYCO INTL LTD                                                 132,068       489,638
    1,800           UNION PAC CORP                                                 92,126       121,050
    7,300           UNITED PARCEL SVC INC                                         521,109       623,858
    9,175           UNITED TECHNOLOGIES CORP                                      712,439       948,236
    8,650           WASTE MGMT INC DEL                                            135,675       258,981
      600           WEIGHT WATCHERS INTL INC NEW (b)                               23,424        24,642
    2,700           YORK INTL CORP                                                 57,118        93,258
                                                                                -------------  ------------
                                                                                14,232,374     24,224,900          11.96%
                                                                                -------------  ------------
                  Information technology:
    1,575           ACTIVISION INC NEW (b)                                          9,966        31,784
    2,500           ADOBE SYS INC                                                  97,025       156,850
    4,800           ADVANCED MICRO DEVICES INC (b)                                 68,016       105,696
      500           AFFILIATED COMPUTER SVCS INC (b)                               26,411        30,095
    6,100           AGILENT TECHNOLOGIES INC (b)                                  133,333       147,010
    5,300           ALTERA CORP (b)                                                99,804       109,710
   11,100           ANALOG DEVICES INC                                             99,557       409,812
    5,800           APPLE COMPUTER (b)                                            145,292       373,520
   25,400           APPLIED MATERIALS INC (b)                                     366,550       434,340
      600           ARROW ELECTRS INC (b)                                          15,192        14,580
    7,500           ASML HOLDING N V (b) (d)                                       45,625       119,325
    1,900           ATMEL CORP (b)                                                  9,918         7,448
    2,600           AUTODESK INCORPORATED                                          71,232        98,670
    5,800           AVAYA INC (b)                                                  77,082        99,760
    4,500           BEA SYS INC (b)                                                37,395        39,870
    3,350           BMC SOFTWARE INC (b)                                           58,044        62,310
    3,675           BROADCOM CORP (b)                                              99,793       118,629
    5,300           BROCADE COMMUNICATIONS SYS INC (b)                             27,300        40,492
    2,600           CADENCE DESIGN SYS INC (b)                                     47,728        35,906
  111,650           CISCO SYS INC (b)                                             168,995     2,154,844
    2,950           CITRIX SYS INC (b)                                             17,801        72,364
    1,800           COGNIZANT TECHNOLOGY SOLUTIONS (b)                             39,537        76,194
    5,025           COMPUTER ASSOC INTL INC                                        71,791       156,077
    2,500           COMPUTER SCIENCES CORP (b)                                     99,325       140,925
    1,800           COMPUWARE CORP (b)                                             10,278        11,646
    2,200           COMVERSE TECHNOLOGY INC (b)                                    37,400        53,790
   18,400           CORNING INC (b)                                               115,584       216,568
      400           CREE INC (b)                                                   15,000        16,032
   40,800           DELL INC (b)                                                1,171,331     1,719,311
   14,700           DENDRITE INTL INC (b)                                          57,965       285,180
    4,300           ELECTRONIC ARTS INC (b)                                       212,133       265,224


See accompanying notes to financial statements.



                           CLEARWATER INVESTMENT TRUST
                Schedule of Investments - Clearwater Growth Fund
                                December 31, 2004

    Face                                                                                                       Percent
   amount                                                            Coupon                       Fair            of
   or shares                        Security                          rate          Cost        value (a)     net assets
-----------------------------------------------------------------  -----------  -------------  ------------  -------------
    7,400           ELECTRONIC DATA SYS CORP NEW                              $   164,019       170,940
   42,210           EMC CORP (b)                                                  337,885       627,663
    3,700           EMULEX CORP (b)                                                49,943        62,308
      600           FAIR ISAAC CORPORATION                                         20,256        22,008
    1,200           FOUNDRY NETWORKS INC (b)                                       16,164        15,792
    4,030           FREESCALE SEMICONDUCTOR INC (b)                                41,327        73,991
      400           GOOGLE INC (b)                                                 77,332        77,240
    1,400           HARRIS CORP DEL                                                37,337        86,506
   56,327           HEWLETT PACKARD CO                                          1,052,419     1,181,176
    5,175           IAC / INTERACTIVECORP (b)                                     122,106       142,934
    7,100           INTEGRATED CIRCUIT SYS INC (b)                                171,521       148,532
  106,500           INTEL CORP                                                    267,105     2,491,034
      900           INTERDIGITAL COMM CORP (b)                                     15,021        19,890
   26,300           INTERNATIONAL BUSINESS MACHS                                2,281,181     2,592,653
      700           INTERNATIONAL RECTIFIER CORP (b)                               29,995        31,199
    7,800           INTERSIL CORP (b)                                             123,552       130,572
    2,500           INTUIT (b)                                                    103,285       110,025
    5,600           JABIL CIRCUIT INC (b)                                          94,248       143,248
   59,700           JDS UNIPHASE CORP (b)                                         197,010       189,249
   14,100           JUNIPER NETWORKS INC (b)                                      291,516       383,379
    2,600           KLA TENCOR CORP (b)                                            86,094       121,108
    1,000           LAM RESH CORP (b)                                              24,618        28,910
    1,800           LEXMARK INTL INC (b)                                           76,346       153,000
    3,600           LINEAR TECHNOLOGY CORP                                        111,093       139,536
    4,600           LSI LOGIC CORP (b)                                             43,516        25,208
   71,100           LUCENT TECHNOLOGIES INC (b)                                   235,872       267,336
    2,400           MACROMEDIA INC (b)                                             18,504        74,688
    4,800           MAXIM INTEGRATED PRODS INC                                    221,109       203,472
      900           MCAFEE INC (b)                                                 14,148        26,037
      950           MERCURY INTERACTIVE CORP (b)                                   22,932        43,273
    4,200           MICROCHIP TECHNOLOGY INC                                       66,924       111,972
    8,800           MICRON TECHNOLOGY INC (b)                                      68,191       108,680
  149,350           MICROSOFT CORP                                              1,306,975     3,989,138
    1,800           MOLEX INC                                                      56,934        54,000
   36,500           MOTOROLA INC                                                  349,198       627,800
    4,200           NATIONAL SEMICONDUCTOR CORP                                    74,558        75,390
    4,200           NETWORK APPLIANCE INC (b)                                      94,994       139,524
    1,700           NOVELL INC (b)                                                 10,421        11,475
    2,100           NOVELLUS SYS INC (b)                                           80,556        58,569
    1,700           NVIDIA CORP (b)                                                29,070        40,052
   74,300           ORACLE CORP (b)                                                38,767     1,019,396
    4,625           PEOPLESOFT INC (b)                                             69,375       122,470
    3,400           PMC SIERRA INC (b)                                             38,998        38,250
    2,600           POLYCOM INC (b)                                                26,520        60,632
      800           QLOGIC CORP (b)                                                21,624        29,384
   25,650           QUALCOMM INC                                                  500,566     1,087,560
      800           RAMBUS INC DEL (b)                                             18,880        18,400
    8,000           RED HAT INC (b)                                               157,488       106,800
    2,500           SANDISK CORP (b)                                               61,884        62,425
    7,000           SANMINA SCI CORP (b)                                           55,497        59,290
    2,100           SCIENTIFIC ATLANTA INC                                         34,731        69,321
   23,000           SIEBEL SYS INC (b)                                            192,951       241,500
      300           SILICON LABORATORIES INC (b)                                   14,157        10,593
   40,900           SOLECTRON CORP (b)                                            225,892       217,997
    1,300           STORAGE TECHNOLOGY CORP (b)                                    16,853        41,093
   46,525           SUN MICROSYSTEMS INC (b)                                      196,174       250,305
    4,700           SUNGARD DATA SYS INC (b)                                      124,990       133,151
   14,400           SYMANTEC CORP (b)                                              70,951       370,944
    1,525           SYMBOL TECHNOLOGIES INC                                        18,821        26,383
    1,600           SYNOPSYS INC (b)                                               26,568        31,392
    1,100           TEKTRONIX INC                                                  20,167        33,231


See accompanying notes to financial statements.



                           CLEARWATER INVESTMENT TRUST
                Schedule of Investments - Clearwater Growth Fund
                                December 31, 2004

       Face                                                                                                       Percent
   amount                                                            Coupon                       Fair            of
   or shares                        Security                          rate          Cost        value (a)     net assets
-----------------------------------------------------------------  -----------  -------------  ------------  -------------
    5,150           TELLABS INC (b)                                           $    27,562        44,239
    1,600           TERADYNE INC (b)                                               39,575        27,312
   27,900           TEXAS INSTRS INC                                              579,371       686,898
    2,400           UNISYS CORP (b)                                                22,263        24,432
    1,300           UTSTARCOM INC (b)                                              39,599        28,795
   10,900           VERISIGN INC (b)                                               60,947       365,368
    7,100           VERITAS SOFTWARE CORP (b)                                     130,507       202,705
   10,700           VISHAY INTERTECHNOLOGY INC (b)                                182,269       160,714
    2,600           WATERS CORP (b)                                                60,997       121,654
   12,050           XEROX CORP (b)                                                112,157       204,971
   13,050           XILINX INC                                                     92,297       386,933
   17,300           YAHOO INC (b)                                                 282,368       651,864
      200           ZEBRA TECHNOLOGIES CORP (b)                                    10,256        11,256
                                                                                -------------  ------------
                                                                                15,609,700     29,551,127          14.59%
                                                                                -------------  ------------
                  Materials:
    2,150           AIR PRODS & CHEMS INC                                          88,635       124,636
   13,200           ALCOA INC                                                     361,740       414,744
    3,100           ARCH COAL INC                                                  55,785       110,174
    1,600           BALL CORP                                                      12,499        70,368
    4,200           BEMIS CO INC                                                   93,645       122,178
    1,300           BOWATER INC                                                    52,068        57,161
   11,650           DOW CHEM CO                                                   361,413       576,792
   13,425           DU PONT E I DE NEMOURS & CO                                   546,155       658,495
      146           EAGLE MATLS INC                                                 1,727        12,607
      491           EAGLE MATLS INC                                                 5,711        41,391
    1,000           EASTMAN CHEM CO                                                32,854        57,730
    1,200           ECOLAB INC                                                     33,060        42,156
    1,600           ENGELHARD CORP                                                 27,734        49,072
      450           FLORIDA ROCK INDS INC                                          16,401        26,789
    3,100           FREEPORT MCMORAN COPPER & GOLD                                100,843       118,513
    3,300           GEORGIA PAC CORP                                              111,576       123,684
   12,625           INTERNATIONAL FLAVOURS                                        271,595       540,855
    8,531           INTERNATIONAL PAPER CO                                        312,681       358,302
      500           LAFARGE NORTH AMERICA INC                                      18,050        25,660
      300           LUBRIZOL CORP                                                   9,393        11,058
    8,050           LYONDELL CHEMICAL CO                                          102,700       232,806
      700           MARTIN MARIETTA MATLS INC                                      27,965        37,562
    3,875           MEADWESTVACO CORP                                              86,711       131,324
    5,808           MONSANTO CO NEW                                                51,490       322,634
      131           NEENAH PAPER INC (b)                                            4,149         4,271
    7,400           NEWMONT MNG CORP                                              102,657       328,634
    4,400           NUCOR CORP                                                    154,139       230,296
   12,800           OM GROUP INC (b)                                               64,857       414,976
    1,500           OWENS ILL INC (b)                                              17,700        33,975
    2,450           PACTIV CORP (b)                                                22,665        61,961
      800           PEABODY ENERGY CORP (b)                                        64,712        64,728
    2,100           PHELPS DODGE CORP                                              60,900       207,732
    2,450           PPG INDS INC                                                   99,173       166,992
    4,150           PRAXAIR INC                                                   119,436       183,223
    3,431           RAYONIER INC                                                  111,096       167,810
    2,200           ROHM & HAAS CO                                                 78,122        97,306
   11,000           RPM INTL INC                                                  113,012       216,260
    1,200           SEALED AIR CORP NEW (b)                                        58,956        63,924
      200           SIGMA ALDRICH                                                  11,098        12,092
   18,200           SMURFIT STONE CONTAINER CORP (b)                              203,147       339,975
    3,600           SONOCO PRODS CO (b)                                            74,519       106,740
      400           TEMPLE INLAND INC                                              20,104        27,360
    1,000           UNITED STS STL CORP NEW (b)                                    49,030        51,250


See accompanying notes to financial statements.



                           CLEARWATER INVESTMENT TRUST
                Schedule of Investments - Clearwater Growth Fund
                                December 31, 2004

    Face                                                                                                       Percent
   amount                                                            Coupon                       Fair            of
   or shares                        Security                          rate          Cost        value (a)     net assets
-----------------------------------------------------------------  -----------  -------------  ------------  -------------
    1,300           VULCAN MATLS CO                                           $    56,979        70,993
      500           WORTHINGTON INDS IN                                            10,755         9,790
                                                                                -------------  ------------
                                                                                4,279,637      7,126,979            3.52%
                                                                                -------------  ------------
                  Telecommunication services:
    3,700           AMERICAN TOWER CORP (b)                                        34,854        68,080
   13,800           AT&T CORP                                                     271,938       263,028
   24,950           BELLSOUTH CORP                                                657,974       693,361
    7,450           CENTURYTEL INC (b)                                            200,627       264,252
   11,525           CITIZENS COMMUNICATIONS CO                                     88,166       158,930
      600           CROWN CASTLE INTL CORP (b)                                      9,234         9,984
   15,900           LEVEL 3 COMMUNICATIONS INC (b)                                 51,198        53,901
   19,525           NEXTEL COMMUNICATIONS INC (b)                                 381,377       585,750
      600           NTL INC DEL (b)                                                26,690        43,776
   19,200           QWEST COMMUNICATIONS INTL INC (b)                              69,610        85,248
   48,637           SBC COMMUNICATIONS INC                                      1,179,123     1,253,375
   35,112           SPRINT CORP                                                   375,799       872,533
    1,300           TELEPHONE & DATA SYS INC                                       53,404       100,035
    1,225           UNITED STATES CELLULAR CORP (b)                                29,157        54,831
   40,900           VERIZON COMMUNICATIONS                                      1,527,871     1,656,858
   14,700           VODAFONE GROUP PLC NEW (d)                                    148,350       402,486
                                                                                -------------  ------------
                                                                                5,105,372      6,566,428            3.24%
                                                                                -------------  ------------
                  Utilities:
    5,400           AES CORP (b)                                                   45,256        73,818
      800           AGL RES INC                                                    22,424        26,592
      308           ALLETE INC                                                      8,794        11,319
    5,400           AMEREN CORP                                                   209,724       270,756
    2,000           AMERICAN ELEC PWR INC                                          60,960        68,680
    1,100           CENTERPOINT ENERGY INC                                         10,472        12,430
    1,400           CONSOLIDATED EDISON INC                                        61,145        61,250
      600           CONSTELLATION ENERGY GROUP INC                                 16,047        26,226
    3,100           DOMINION RES INC VA NEW                                       192,790       209,994
    2,300           DTE ENERGY CO                                                  84,036        99,199
   15,600           DUKE ENERGY CO                                                252,328       395,148
    9,425           EDISON INTL                                                   108,441       301,883
   13,900           EL PASO CORP                                                  103,337       144,560
    9,400           ENTERGY CORP                                                  184,383       635,346
    6,500           EXELON CORP                                                   245,607       286,455
    3,200           FIRSTENERGY CORP                                              123,727       126,432
    1,100           FPL GROUP INC                                                  80,168        82,225
      800           GREAT PLAINS ENERGY INC                                        19,079        24,224
    2,200           KEYSPAN CORP                                                   55,617        86,790
      900           NATIONAL FUEL GAS CO N J (b)                                   20,790        25,506
    6,900           NISOURCE INC                                                  111,901       157,182
    2,400           OGE ENERGY CORP (b)                                            43,344        63,624
    8,200           PEOPLES ENERGY CORP                                           334,284       360,390
      828           PEPCO HLDGS INC                                                16,557        17,653
    9,800           PG&E CORP                                                     131,785       326,144
    2,400           PINNACLE WEST CAP CORP                                         71,637       106,584
      425           PPL CORP                                                       13,588        22,644
    2,150           PROGRESS ENERGY INC                                            65,685        97,266
    7,350           PUGET ENERGY INC                                              149,926       181,545
    2,900           QUESTAR CORP                                                   66,188       147,784
    1,700           RELIANT ENERGY INC (b)                                         14,195        23,205
    8,600           SOUTHERN CO                                                   176,010       288,272
    7,600           TECO ENERGY INC                                                90,842       116,584
   15,700           TXU CORP                                                      284,986     1,013,591
    1,500           UGI CORP NEW                                                   48,600        61,365
    6,100           WILLIAMS COS INC                                               47,432        99,369



See accompanying notes to financial statements.



                           CLEARWATER INVESTMENT TRUST
                Schedule of Investments - Clearwater Growth Fund
                                December 31, 2004


    Face                                                                                                       Percent
   amount                                                            Coupon                        Fair           of
   or shares                        Security                          rate          Cost        value (a)     net assets
-----------------------------------------------------------------  ------------ -------------  ------------- -------------
   19,275           WISCONSIN ENERGY CORP                                      $  371,659        649,760
   12,125           XCEL ENERGY INC                                               108,917        220,675
                                                                                -------------  -------------
                                                                                4,052,661      6,922,470            3.42%
                                                                                -------------  -------------
                  Rights/warrants:
    4,286           LUCENT TECHNOLOGIES INC (b)                                        --           6,772
                                                                                -------------  -------------
                                                                                       --           6,772           0.00%
                                                                                -------------  -------------
                  Cash equivalents:
1,929,927           SSGA MONEY MARKET FUND                               1.832  1,929,927      1,929,927            0.95%
                                                                                -------------  ------------- -------------
                       Grand total (c)                                         $118,938,693    203,228,952        100.32%
                                                                                =============  ============= =============




Notes to schedule of investments:

(a) Securities are valued in accordance with procedures described in note 2 to the financial statements.
(b)  Currently nonincome-producing assets.
(c) At December 31, 2004, the cost for federal income tax purposes was $118,938,693. The aggregate gross unrealized appreciation and depreciation of investments in securities based of this cost were as follows:

                    Gross unrealized appreciation                85,472,839
                    Gross unrealized depreciation                (1,182,579)
                                                                -------------
                       Net unrealized appreciation               84,290,260
                                                                =============
(d) Foreign security values are stated in U.S. dollars. As of December 31, 2004, the value of foreign securities represented 0.72% of net assets.









See accompanying notes to financial statements.

                           CLEARWATER INVESTMENT TRUST
                Schedule of Investments - Clearwater Growth Fund
                                December 31, 2004




                Clearwater Growth Fund Portfolio Diversification
                        (as a percemtage of Net assets)

[GRAPHIC OMITTED]

Consumer Discretionary                          13%
Consumer Staples                                7%
Energy                                          7%
Financials                                      22%
Healthcare                                      13%
Industrials                                     12%
Information Technology                          15%
Materials                                       4%
Telecom                                         3%
Utilities                                       3%
Cash                                            1%




See accompanying notes to financial statements.

                           CLEARWATER INVESTMENT TRUST
               Schedule of Investments - Clearwater Small Cap Fund
                                December 31, 2004

    Face                                                                                                        Percent
   amount                                                            Coupon                        Fair           of
   or shares                        Security                          rate          Cost        value (a)     net assets
-----------------------------------------------------------------  ------------  ------------  -------------  ------------
                Common stocks:
                  Consumer discretionary:
  120,850           AQUANTIVE INC (b)                                          $ 1,224,153     1,080,399
   40,000           ASHWORTH INC (b)                                              336,789        435,600
    5,700           BANDAG INC                                                    243,523        283,917
   47,300           BOMBAY COMPANY INC (b)                                        245,590        261,569
  185,800           CHARLOTTE RUSSE HLDG INC (b)                                 2,140,221     1,876,580
   89,300           EMERSON RADIO CORP (b)                                        310,393        334,875
  106,500           GAMESTOP CORP (b)                                            1,840,509     2,381,339
   60,550           GENESCO INC (b)                                              1,136,872     1,885,527
   50,000           HANCOCK FABRICS INC                                           498,418        518,500
  249,450           HARTMARX CORP (b)                                            1,314,484     1,938,227
   66,450           HELEN OF TROY LTD (b)                                        1,318,062     2,233,385
   51,500           IMPCO TECHNOLOGIES INC (b)                                    278,666        388,825
   32,500           K SWISS INC                                                   641,241        946,400
  156,750           LA QUINTA CORP (b)                                            821,316      1,424,858
   25,450           NOBLE INTL LTD (b)                                            477,722        518,926
   62,050           PEP BOYS MANNY MOE & JACK                                     960,705      1,059,194
   56,000           PHOENIX FOOTWEAR GROUP INC (b)                                578,558        435,680
   64,978           RC2 CORP (b)                                                 1,566,119     2,118,282
   74,200           RUSH ENTERPRISES INC (b)                                      895,157      1,284,402
   55,800           RUSH ENTERPRISES INC (b)                                      739,350        905,634
   76,900           STAGE STORES INC (b)                                         2,059,071     3,192,887
   46,550           TOO INC (b)                                                  1,140,440     1,138,613
   60,200           WEST MARINE INC (b)                                          1,079,343     1,489,950
                                                                                 ------------  -------------
                                                                                 21,846,702    28,133,569          13.19%
                                                                                 ------------  -------------
                  Consumer staples:
   18,972           CCA INDS INC                                                  154,439        217,040
  206,550           CHIQUITA BRANDS INTL INC                                     3,730,766     4,556,493
   55,900           NBTY INC (b)                                                 1,330,784     1,342,159
   38,250           SANFILIPPO JOHN B & SON INC (b)                               817,121        986,085
   75,000           SUNOPTA INC (b)                                               458,565        538,500
                                                                                 ------------  -------------
                                                                                 6,491,675     7,640,277            3.58%
                                                                                 ------------  -------------
                  Energy:
   62,650           DENBURY RES INC (b)                                          1,011,943     1,719,743
   40,000           EDGE PETE CORP DEL (b)                                        574,869        583,200
   52,100           FOREST OIL CORP (b)                                          1,291,066     1,652,612
    5,700           GIANT INDS INC (b)                                            104,973        151,107
    6,000           LUFKIN INDS INC                                               212,994        239,448
  109,400           OIL STATES INTL INC (b)                                      1,389,797     2,110,325
   60,650           REMINGTON OIL GAS CORP (b)                                   1,137,562     1,652,713
  160,350           SUPERIOR ENERGY SVCS INC (b)                                 1,581,317     2,470,994
   64,300           TSAKOS ENERGY NAVIGATION LTD (d)                             1,489,574     2,301,296
   28,350           UNIVERSAL COMPRESSION HLDGS (b)                              1,007,843       989,699
   18,500           WILLBROS GROUP INC (b)                                        261,747        426,425
                                                                                 ------------  -------------
                                                                                 10,063,685    14,297,562           6.70%
                                                                                 ------------  -------------
                  Financials:
   35,000           AMERICAN EQUITY INVT LIFE (b)                                 376,236        376,950
   34,150           COMPUCREDIT CORP (b)                                          791,799        933,661
  191,700           EAGLE HOSPITALITY PPTYS TR INC (b)                           1,867,987     1,974,510
  142,450           EDUCATION LENDING GROUP INC (b)                              1,880,679     2,209,400
   58,250           ENCORE CAP GROUP INC (b)                                      785,325      1,385,185
   20,650           FEDERAL AGRIC MTG CORP                                        422,806        481,145
   40,000           FIRST CMNTY BANCORP CALIF                                    1,361,551     1,708,000
   14,500           GRAMERCY CAP CORP (b)                                         256,758        298,700
   27,150           GREATER BAY BANCORP                                           505,622        756,942
   36,350           IPC HOLDINGS LTD BERMUDA (d)                                  796,538      1,581,589
  250,000           JAMESON INNS INC (b)                                          481,000        492,500

See accompanying notes to financial statements.


                           CLEARWATER INVESTMENT TRUST
               Schedule of Investments - Clearwater Small Cap Fund
                                December 31, 2004

    Face                                                                                                        Percent
   amount                                                            Coupon                        Fair           of
   or shares                        Security                          rate          Cost        value (a)     net assets
-----------------------------------------------------------------  ------------  ------------  -------------  ------------
  171,080           MFA MTG INVTS INC                                          $ 1,620,781     1,508,926
  127,750           ONE LIBRTY PROPERTIES INC                                    2,156,215     2,646,979
   30,750           PROVIDENT BANKSHARES CORP                                     924,622      1,118,378
   37,900           QUINTON CARDIOLOGY SYS INC (b)                                309,102        400,224
   37,150           REINSURANCE GROUP AMER INC                                   1,097,672     1,799,918
   59,050           SELECTIVE INS GROUP INC                                      1,444,843     2,612,371
   45,000           SOUTHERN CT BANCORP INC (b)                                   382,861        369,000
    6,000           SOUTHSIDE BANCSHARES INC                                      131,113        137,100
   30,000           SUSSEX BANCORP (b)                                            427,500        470,700
  114,016           W HLDG CO INC                                                1,529,401     2,615,517
   30,000           WINDROSE MED PPTYS TR                                         328,500        432,300
                                                                                 ------------  -------------
                                                                                 19,878,911    26,309,995          12.34%
                                                                                 ------------  -------------
                  Healthcare:
   19,700           AMERIGROUP CORP (b)                                           818,196      1,490,502
   45,200           ANDRX CORP DEL (b)                                            905,945        986,716
   54,200           ANGIOTECH PHARMACEUTICALS INC (b)                            1,039,424       999,990
  142,650           BIOSOURCE INTL INC (b)                                        886,263        984,285
   15,000           CHOLESTECH CORP                                               120,300        122,115
  169,800           CHRONIMED INC                                                1,263,852     1,108,794
   52,000           COMPEX TECHNOLOGIES INC (b)                                   299,261        242,840
  287,400           DRAXIS HEALTH INC (b)                                        1,253,869     1,425,504
   75,000           HARVARD BIOSCIENCE INC (b)                                    335,001        347,250
   67,000           HEALTHTRONICS INC (b)                                         500,483        712,210
   85,850           K V PHARMACEUTICAL COMPANY (b)                               1,347,307     1,892,993
   49,000           KENDLE INTL INC (b)                                           343,814        431,200
   27,500           LIFECORE BIOMEDICAL INC (b)                                   249,469        309,650
  474,050           NORTH AMERN SCIENTIFIC INC (b)                               3,180,274     2,555,129
   21,000           OPTION CARE INC                                               280,268        360,990
   95,939           ORTHOLOGIC CORP (b)                                           290,179        599,619
   35,250           PAR PHARMACEUTICAL COS INC (b)                               1,348,130     1,458,644
   25,700           PERRIGO CO (b)                                                448,623        443,839
   37,650           PHARMACEUTICAL PROD DEV INC (b)                              1,092,401     1,554,569
   77,200           PROVINCE HEALTHCARE CO (b)                                    923,062      1,725,420
  122,850           QLT INC (b)                                                  1,973,498     1,975,427
   11,700           QUIGLEY CORP (b)                                               97,125         98,608
   43,550           REHABCARE GROUP INC (b)                                       629,032      1,218,965
   27,500           SCHICK TECHNOLOGIES INC (b)                                   324,688        433,125
   26,900           STERIS CORP (b)                                               541,918        638,068
   61,350           VITAL IMAGES INC (b)                                          630,388      1,027,613
                                                                                 ------------  -------------
                                                                                 21,122,770    25,144,065          11.79%
                                                                                 ------------  -------------
                  Industrials:
   16,400           ALAMO GROUP INC                                               288,803        445,424
    6,200           AMERICAN SCIENCE & ENGR INC (b)                               118,025        255,502
   56,000           ARMOR HLDGS INC (b)                                          2,191,395     2,633,120
   95,250           BELDEN CDT INC                                               1,977,251     2,209,800
    5,500           CASCADE CORP                                                  156,031        219,725
  131,800           COVENANT TRANS INC (b)                                       2,181,125     2,744,076
   37,500           CPI AEROSTRUCTURES INC (b)                                    386,090        429,375
   64,122           DONNELLEY R R & SONS CO                                      1,053,958     2,262,865
   12,500           DREW INDS INC NEW (b)                                         407,923        452,125
   25,400           DYNAMEX INC (b)                                               380,976        470,662
   19,250           ELKCORP                                                       512,881        658,735
   32,500           ENCORE WIRE CORP (b)                                          395,981        433,225
   20,000           ENNIS INC                                                     387,664        385,000
   31,000           EVCI CAREER COLLEGES INC (b)                                  290,851        296,360
  268,900           FRONTIER AIRLS INC NEW (b)                                   2,604,242     3,068,149
   11,250           GEHL CO (b)                                                   223,664        262,688
   30,000           GENERALE CABLE CORP DEL NEW (b)                               373,507        415,500
   12,500           GEO GROUP INC (b)                                             278,076        332,250

See accompanying notes to financial statements.


                           CLEARWATER INVESTMENT TRUST
               Schedule of Investments - Clearwater Small Cap Fund
                                December 31, 2004

    Face                                                                                                        Percent
   amount                                                            Coupon                        Fair           of
   or shares                        Security                          rate          Cost        value (a)     net assets
-----------------------------------------------------------------  ------------  ------------  -------------  ------------
   40,000           GLOBAL PWR EQUIP GROUP INC (b)                             $  353,156        393,600
  100,650           GRIFFON CORP (b)                                             1,848,633     2,717,550
   50,000           HARDINGE INC (b)                                              552,500        675,000
   38,350           HARLAND JOHN H CO                                            1,083,384     1,384,435
   52,400           ICT GROUP INC (b)                                             423,778        508,856
   56,650           IMAGISTICS INTL INC (b)                                      1,843,759     1,906,839
  207,600           INTL SHIPPING ENTERPRISES INC (b)                            1,245,600     1,370,160
   61,950           LABOR READY INC (b)                                           551,659      1,048,194
   34,900           LYDALL INC (b)                                                337,500        413,914
   55,000           MAGNETEK INC (b)                                              340,242        379,500
   21,500           METROLOGIC INSTRS INC (b)                                     318,497        456,875
  103,350           MNFRASOURCE SVCS INC (b)                                     1,118,759     1,343,550
   19,950           NAVIGANT CONSULTING CO (b)                                    207,560        530,670
  143,600           P A M TRANSN SVCS INC (b)                                    2,884,360     2,692,500
  116,500           PACER INTL INC TN (b)                                        2,275,337     2,476,790
   30,000           PERINI CORP (b)                                               412,500        500,700
   31,700           PURE CYCLE CORP (b)                                           284,372        278,960
   50,100           SPHERION CORP (b)                                             386,777        420,840
   18,000           SUN HYDRAULICS INC (b)                                        232,801        287,460
   41,800           TELEFLEX INC                                                 1,886,158     2,171,092
                                                                                 ------------  -------------
                                                                                 32,795,775    39,932,066          18.72%
                                                                                 ------------  -------------
                  Information technology:
   35,950           ANALOGIC CORP                                                1,595,460     1,610,201
   37,650           ARBITRON INC (b)                                             1,426,447     1,475,127
  207,750           ARRIS GROUP INC (b)                                           932,694      1,462,560
  196,700           AUGUST TECHNOLOGY CORP (b)                                   2,550,744     2,071,251
   17,700           AVID TECHNOLOGY INC (b)                                       800,413      1,092,975
  166,700           BROOKTROUT INC (b)                                           1,211,062     2,002,067
   47,100           CAPTIVA SOFTWARE CORP DEL (b)                                 420,882        480,420
  195,750           CREDENCE SYSTEMS CORP (b)                                    2,080,567     1,791,113
   36,500           DIGITAS INC (b)                                               268,056        348,575
  146,800           ENTEGRIS INC (b)                                             1,549,013     1,460,660
   98,700           FOUNDRY NETWORKS INC (b)                                      988,199      1,298,892
  206,150           GENESIS MICROCHIP INC DEL (b)                                2,916,212     3,343,753
   33,000           HYPERCOM CORP (b)                                             240,419        195,360
  134,150           INFOCUS CORP (b)                                             1,019,110     1,228,814
   76,000           INNOVEX INC (b)                                               356,107        414,200
  202,059           INTEGRATED DEVICE TECHNOLOGY (b)                             2,528,965     2,335,802
   42,125           INTERMAGNETICS GEN CORP (b)                                   692,021      1,070,396
   64,600           INTEVAC INC (b)                                               294,732        488,376
   27,500           MAPICS INC (b)                                                253,764        290,125
   90,700           MERIX CORP (b)                                                994,260      1,044,864
   56,000           MICROTUNE INC DEL (b)                                         184,194        342,160
   52,500           MIND CTI (b)                                                  240,887        305,550
  165,850           MPS GROUP INC (b)                                            1,372,720     2,033,321
  103,200           NETGEAR INC (b)                                              1,627,830     1,877,208
   42,000           PC TEL INC (b)                                                411,875        333,060
   27,800           PHOTRONICS INC (b)                                            367,973        458,700
  219,100           QUOVADX INC (b)                                               360,049        523,649
   50,300           RADISYS CORP (b)                                              626,801        983,365
  375,503           REMEC INC (b)                                                2,377,479     2,707,377
    9,500           ROFIN SINAR TECHNOLOGIES INC (b)                              199,998        403,275
   29,500           SBS TECHNOLOGIES INC (b)                                      331,673        411,820
   77,000           SIMPLETECH INC (b)                                            375,799        354,200
  156,600           SKYWORKS SOLUTIONS INC (b)                                   1,360,017     1,476,738
   64,100           SYPRIS SOLUTIONS INC                                          821,571        981,371
  118,350           TRIDENT MICROSYSTEMS INC (b)                                 1,241,974     1,978,812
  181,800           TRIZETTO GROUP INC (b)                                       1,198,557     1,727,100
   25,000           TSR INC                                                       161,633        212,250

See accompanying notes to financial statements.


                           CLEARWATER INVESTMENT TRUST
               Schedule of Investments - Clearwater Small Cap Fund
                                December 31, 2004
    Face                                                                                                            Percent
   amount                                                                Coupon                        Fair            of
   or shares                          Security                            rate           Cost       value (a)      net assets
---------------------------------------------------------------------- ------------  ------------- -------------  -------------
   86,750           TTM TECHNOLOGIES (b)                                           $   886,100     1,023,650
   48,350           VIASAT INC (b)                                                     753,794     1,173,454
   80,000           WATCHGUARD TECHNOLOGIES INC (b)                                    352,617       354,400
  113,800           ZORAN CORP (b)                                                   1,737,347     1,317,803
   31,500           ZYGO CORP (b)                                                      334,158       371,385
                                                                                     ------------- -------------
                                                                                     40,444,173    46,856,179           21.97%
                                                                                     ------------- -------------
                  Materials:
   55,450           AIRGAS INC                                                       1,183,576     1,469,980
    8,500           BALCHEM CORP                                                       242,505       294,865
   36,650           CLEVELAND CLIFFS INC (b)                                         1,815,360     3,806,469
   44,100           COMMERCIAL METALS CO                                             1,204,602     2,229,696
   45,000           EAGLE MATLS INC                                                  3,088,719     3,885,750
    8,350           GEORGIA GULF CORP                                                  221,113       415,830
   62,350           GIBRALTAR INDS INC                                               1,011,458     1,472,707
   13,800           NORTHWEST PIPE CO (b)                                              273,150       344,310
                                                                                     ------------- -------------
                                                                                     9,040,483     13,919,607            6.53%
                                                                                     ------------- -------------
                  Utilities:
   39,700           CONNECTICUT WTR SVC INC                                            722,679     1,051,653
   46,400           GREAT PLAINS ENERGY INC                                          1,158,407     1,404,992
   70,775           MDU RES GROUP INC                                                1,374,254     1,888,277
   73,750           ONEOK INC NEW                                                    1,431,395     2,095,975
   66,200           SEMCO ENERGY INC (b)                                               370,177       353,508
                                                                                     ------------- -------------
                                                                                     5,056,912     6,794,405             3.19%
                                                                                     ------------- -------------
                  Rights/Warrants:
                    Healthcare:
   18,541              DEL GLOBAL TECHNOLOGIES CORP (b)                                  4,635        19,468             0.01%
                                                                                     ------------- -------------
                                                                                         4,635        19,468
                                                                                     ------------- -------------
                  Corporate Bonds:
                    Healthcare:
   52,871              DEL GLOBAL TECHNOLOGIES CORP (b)
                         MATURING MARCH 28, 2007, ZERO COUPON (e)            6.000      29,349        33,663
                                                                                     ------------- -------------
                                                                                        29,349        33,663             0.02%
                                                                                     ------------- -------------
                  Cash equivalents:
11,346,399          SSGA MONEY MARKET FUND                                   2.000   11,346,399    11,346,399            5.32%
                                                                                     ------------- -------------  -------------
                                                                                   $ 178,121,469   220,427,255         103.35%
                                                                                     ============= =============  =============



Notes to schedule of investments:

(a) Securities are valued in accordance with procedures described in note 2 to the financial statements.
(b)  Currently nonincome-producing assets.
(c) At December 31, 2004, the cost for federal income tax purposes was $178,121,469. The aggregate gross unrealized appreciation and depreciation of investments in securities based on this cost were as follows:

                  Gross unrealized appreciation               $ 45,714,671
                  Gross unrealized depreciation                 (3,408,885)
                                                                -------------
                                                              $ 42,305,786
                                                                =============

(d) Foreign security values are stated in U.S. dollars. As of December 31, 2004, the value of foreign securities represented 1.82% of net assets.
(e)  For  zero  coupon  bonds,  the  interest  rate  disclosed   represents  the
     annualized effective yield on the date of acquisition.

                           CLEARWATER INVESTMENT TRUST
               Schedule of Investments - Clearwater Small Cap Fund
                                December 31, 2004




               Clearwater Small Cap Fund Portfolio Diversification
                        (as a percemtage of Net assets)

[GRAPHIC OMITTED]

Consumer Discretionary                          13%
Consumer Staples                                3%
Energy                                          6%
Financials                                      12%
Healthcare                                      11%
Industrials                                     19%
Information Technology                          22%
Materials                                       6%
Telecom                                         3%
Utilities                                       0%
Cash                                            5%




See accompanying notes to financial statements.

                           CLEARWATER INVESTMENT TRUST
            Schedule of Investments - Clearwater Tax-Exempt Bond Fund
                                December 31, 2004

    Face                                                                                                         Percent
   amount                                                  Maturity      Coupon                      Fair           of
 or shares                       Security                    date         rate          Cost       Value (a)    net assets
-------------  ------------------------------------------ -----------  -----------  ------------- ------------- ------------
             Closed-end funds:
 30,000        BLACKROCK INSD MUN 2008                                            $   425,080       489,300
                                                                                    ------------- -------------
                                                                                      425,080       489,300           0.26%
                                                                                    ------------- -------------
             Municipal bonds:
950,000        ABILENE TX HLTH FACS DEV CORP              11/15/2028        5.250     950,049       950,922
220,000        AKRON OH CTFS PARTN                         12/1/2016        6.900     201,753       235,981
190,000        AKRON OH CTFS PARTN                         12/1/2007        6.500     202,749       206,144
200,000        ALABAMA SPL CARE FACS FING                  11/1/2019        5.000     211,979       216,844
650,000        ALASKA ST HSG FIN CORP (c)                  12/1/2027        6.254     158,342       155,935
995,000        ALASKA ST HSG FIN CORP (c)                  12/1/2017        6.239     451,261       478,754
500,000        ALEXANDRIA VA REDEV & HSG AUTH              10/1/2029        6.125     530,675       530,510
400,000        ALLEGHENY CNTY PA HOSP DEV                   4/1/2007        3.100     396,994       401,504
300,000        ALLEGHENY CNTY PA HOSP DEV                   4/1/2008        3.300     295,908       299,715
340,000        ALLEGHENY CNTY PA HOSP DEV                   4/1/2009        3.500     333,421       339,653
350,000        ALLEGHENY CNTY PA HOSP DEV                   4/1/2010        3.875     341,473       352,352
225,000        ALLEGHENY CNTY PA HOSP DEV                   4/1/2005        2.500     225,000       224,881
500,000        ALLEGHENY CNTY PA RSDTL MTG RE              10/1/2036        6.350     521,484       508,715
280,000        ALTAMONTE SPRINGS FL HLTH FACS             11/15/2018        5.125     286,516       283,388
800,000        ARIZONA HEALTH FACS AUTH REV               11/15/2009        6.500     800,000       826,688
500,000        AUSTIN TX CONV ENTERPRISES                   1/1/2023        6.000     522,086       530,825
500,000        AUSTIN TX CONVENTION ENTERPRIS               1/1/2016        6.375     503,765       528,500
 50,000        AUSTIN TX UTIL SYS REV                      5/15/2018        5.250      50,183        50,115
350,000        BAY AREA GOVT ASSOC CA REV                 12/15/2014        6.000     362,982       363,055
125,000        BEAUMONT TX HSG AUTH MLT FAM                11/1/2010        6.750     120,531       117,341
550,000        BEAVER CNTY PA POLLUTN CTL REV               5/1/2020        7.750     583,546       583,055
755,000        BELLEFONTAINE OH HOSP REV                   12/1/2013        6.000     771,037       764,709
225,000        BENTON HARBOR MI CHARTER                     5/1/2009       10.000     225,000       222,280
550,000        BEVERLY HILLS CA PUB FIN AUTH                6/1/2023        5.000     554,311       568,178
650,000        BEXAR CNTY TX HSG FIN CORP MF                8/1/2030        8.125     625,517       593,073
1,240,000      BEXAR CNTY TX HSG FIN CORP MF                6/1/2031       10.500   1,240,000     1,188,055
545,000        BEXAR CNTY TX HSG FIN CORP MF               9/15/2021        8.750     545,000       519,478
1,155,000      BEXAR CNTY TX HSG FIN CORP MF               12/1/2036        9.250   1,126,025     1,128,827
815,000        BEXAR CNTY TX HSG FIN CORP MF                4/1/2030        9.000     814,350       771,194
970,000        BEXAR CNTY TX REV                           8/15/2022        5.750   1,045,403     1,046,406
750,000        BIRMINGHAM BAPTIST MED CTR AL               8/15/2023        5.500     763,939       752,303
700,000        BRISTOL CT RES RECOVERY FAC                  7/1/2014        6.500     748,918       727,944
250,000        BROADVIEW IL TAX INCREMENT                   7/1/2007        5.000     253,161       256,940
125,000        BROWNSVILLE TX (c)                          2/15/2011        4.887      92,633        91,490
185,000        BULLHEAD CITY AZ SPL ASSMT                   1/1/2010        6.100     187,837       189,486
 65,000        CALCASIEU PARISH LA PUB TR AUT              11/1/2012        6.875      65,544        65,283
200,000        CALEXICO CA CMNTY REDEV AGY                  8/1/2026        5.375     208,585       215,498
400,000        CALIFORNIA CMNTYS HSG FIN AGY                8/1/2011        5.000     398,089       408,272
650,000        CALIFORNIA CMNTYS HSG FIN AGY               12/1/2011        5.000     648,380       663,975
600,000        CALIFORNIA CMNTYS HSG FIN AGY               10/1/2011        5.000     598,533       612,672
225,000        CALIFORNIA CNTY                              6/1/2023        5.625     214,212       218,021
1,325,000      CALIFORNIA CNTY CALIF TOB                    6/1/2019        4.750   1,277,044     1,329,054
500,000        CALIFORNIA HEALTH FACS FING                  8/1/2027        5.125     522,365       524,605
165,000        CALIFORNIA ST                               10/1/2020        5.250     170,341       169,348
500,000        CALIFORNIA ST DEPT WTR RES                   7/1/2022        5.250     505,878       500,650
580,000        CALIFORNIA ST DEPT WTR RES CEN              12/1/2022        5.000     584,798       597,313
350,000        CALIFORNIA ST DEPT WTR RES VY               12/1/2027        5.375     367,115       370,104
650,000        CALIFORNIA ST ECONOMIC REC                   7/1/2017        5.000     668,911       692,816
375,000        CALIFORNIA ST PUB WKS LEASE                  6/1/2021        5.500     383,370       378,304
1,000,000      CALIFORNIA ST PUB WKS LEASE                  1/1/2017        5.500   1,062,801     1,050,949
1,250,000      CALIFORNIA STATEWIDE CMNTYS                  1/1/2012        5.625   1,250,000     1,250,474
1,500,000      CALIFORNIA STATEWIDE CMNTYS                 10/1/2020       11.000   1,500,000     1,519,199
500,000        CALIFORNIA STWDE CMNTYS DEV                  1/1/2024        5.350     508,472       505,940
100,000        CAPITAL REGION CMNTY DEV DIST                5/1/2006        5.950      99,935       100,263
400,000        CAPITAL TR AGY FL REV                       10/1/2007        8.500     400,000       420,492
500,000        CAPITAL TR AGY FL REV                       10/1/2033        8.950     500,000       569,700
500,000        CAPITAL TR AGY FLA MULTIFAMILY               6/1/2013        4.750     500,000       481,005
1,000,000      CARVER CNTY MN HSG & REDEV                   8/1/2027        5.875     945,675     1,031,059
630,000        CEDAR RAPIDS IA PLTN CTL REV                11/1/2023        5.500     647,006       637,711
400,000        CHARTIERS VALLEY PA INDL                    8/15/2012        5.000     396,229       402,136
650,000        CHESAPEAKE VA HOSP AUTH HOSP                 7/1/2016        4.250     638,365       640,699
450,000        CHESTERFIELD CNTY VA INDL DEV                7/1/2019        5.200     406,551       471,753
250,000        CHESTERFIELD CNTY VA INDL DEV                6/1/2017        5.875     258,433       275,255
250,000        CHESTERFIELD MO REV                         4/15/2016        4.500     248,666       251,645
220,000        CHICAGO IL                                   1/1/2025        5.125     227,631       228,109

See accompanying notes to financial statements.

                           CLEARWATER INVESTMENT TRUST
            Schedule of Investments - Clearwater Tax-Exempt Bond Fund
                                December 31, 2004

    Face                                                                                                         Percent
   amount                                                  Maturity      Coupon                      Fair           of
 or shares                       Security                    date         rate          Cost       Value (a)    net assets
-------------  ------------------------------------------ -----------  -----------  ------------- ------------- ------------
1,500,000      CHICAGO IL GAS SUPPLY REV                    6/1/2025        6.100 $ 1,592,864     1,551,629
1,000,000      CHICAGO IL GAS SUPPLY REV                    6/1/2025        6.100   1,065,981     1,033,279
150,000        CHICAGO IL MET HSG DEV CORP                  7/1/2022        6.850     155,268       151,256
150,000        CHICAGO IL OHARE INTL ARPT REV               1/1/2015        6.375     154,021       153,090
415,000        CHICAGO IL OHARE INTL ARPT REV               1/1/2018        5.000     429,095       419,934
100,000        CHICAGO IL OHARE INTL ARPT REV               1/1/2013        5.000     101,389       101,213
500,000        CHICAGO IL SKYWAY TOLL BRDG                  1/1/2023        5.500     535,662       533,615
1,000,000      CHICAGO IL TAX INCREMENT                    12/1/2008        6.500     978,938     1,079,419
500,000        CITIZEN POTAWATOMI NATION OK                 9/1/2016        6.500     500,000       507,375
250,000        CITY OF DEARBORN HEIGHTS BUILD              10/1/2027        5.150     259,476       253,573
950,000        CLARK CNTY NV INDL DEV REV                  10/1/2022        7.200     961,590       988,048
500,000        CLARK CNTY NV POLLUTN CTL REV                6/1/2019        6.600     521,581       501,870
745,000        CLAY CNTY IL HOSP REV                       12/1/2018        5.700     745,000       738,824
500,000        CLEVELAND CUYAHOGA CNTY OH                  5/15/2023        5.250     500,000       503,375
685,000        COLLIER CNTY FL CAP IMPT REV                10/1/2006        5.750     701,791       700,734
275,000        COLORADO EDL & CULTURAL FACS                6/15/2012        4.625     269,074       269,478
250,000        COLORADO HEALTH FACS AUTH REV               12/1/2007        6.200     260,033       259,953
295,000        COLORADO HEALTH FACS AUTH REV               12/1/2008        4.400     291,864       302,599
1,000,000      COLORADO HEALTH FACS AUTH REV               10/1/2027        5.900   1,015,498     1,065,349
330,000        COLORADO HEALTH FACS AUTH REV                9/1/2025        6.125     173,215       169,814
385,000        COLORADO HEALTH FACS AUTH REV                9/1/2025        6.125     404,168       402,718
575,000        COLORADO HEALTH FACS AUTH REV               12/1/2010        6.250     582,674       652,320
250,000        COLUMBUS IND SEW WKS REV                    2/15/2009        7.125     261,378       256,490
150,000        COMANCHE CNTY OK HOSP AUTH REV               7/1/2023        5.375     153,744       152,735
500,000        CONCORDE ESTATES CMNTY DEV DIS               5/1/2011        5.000     497,299       501,175
505,000        CONNECTICUT ST HLTH & EDL FAC               11/1/2012        5.875     514,155       511,515
420,000        CONNECTICUT ST HLTH & EDL FACS              11/1/2012        5.875     426,566       424,889
230,000        CONNECTICUT ST HLTH & EDL FACS               7/1/2013        6.750     237,849       230,577
750,000        CONVERSE CNTY WY HOSP REV                   12/1/2015        7.900     750,000       785,685
250,000        CORALVILLE IA                                6/1/2018        5.000     247,576       252,310
275,000        COW CREEK BANK UMPQUA TRIBE                  7/1/2012        5.100     262,240       281,119
1,070,000      CROW FIN AUTH MINN TRIBAL PUR               10/1/2017        5.650   1,007,082     1,119,123
100,000        CUYAHOGA CNTY OH HOSP REV                   1/15/2016        5.500     105,905       105,038
400,000        DADE CNTY FL HLTH FAC HOSP REV              5/15/2021        5.250     405,964       402,672
200,000        DADE CNTY FL PUB FACS REV                    6/1/2023        5.250     203,571       201,724
340,000        DADE CNTY FL WTR & SWR SYS REV              10/1/2025        5.500     357,296       353,229
270,000        DAKOTA CNTY MN HSG & REDEV                  2/20/2032        6.875     281,264       291,049
 50,000        DALLAS TX HSG CORP CAP PROGRAM              12/1/2009        7.750      50,481        51,121
 70,000        DALLAS TX HSG CORP CAP PROGRAM              12/1/2009        7.875      70,000        72,147
502,000        DALLAS TX HSG FIN CORP                     10/20/2032        6.750     518,915       548,254
350,000        DAYTON OH ARPT REV                          12/1/2015        5.250     371,208       362,002
500,000        DAYTON OH SPL FACS REV                       2/1/2018        5.625     536,709       538,285
300,000        DECATUR TX HOSP AUTH HOSP REV                9/1/2007        4.125     300,000       301,077
250,000        DECATUR TX HOSP AUTH HOSP REV                9/1/2013        5.625     245,797       248,035
250,000        DELAWARE CNTY PA AUTH HOSP REV             12/15/2020        6.000     252,408       252,218
215,000        DELAWARE CNTY PA AUTH HOSP REV             12/15/2020        5.300     222,150       217,511
500,000        DETROIT LAKES MN HSG & HEALTH                8/1/2034        1.000     500,000       501,940
1,250,000      DIRECTOR ST NV DEPT BUSINESS               11/15/2014        6.000   1,231,636     1,231,187
250,000        DISTRICT COLUMBIA REV                      11/15/2026        5.750     266,373       264,780
560,000        DOUBLE BRANCH CMNTY DEV DIST                 5/1/2008        5.125     558,554       566,726
 17,383        DREW CNTY AR PUB FACS BRD                    8/1/2011        7.750      17,382        17,397
930,000        EAGLE MOUNTAIN UT SPL ASSMT                  2/1/2007        8.000     930,000       941,179
1,025,000      EAST CHERRY CREEK VY WTR & SAN             11/15/2034        1.690   1,025,000     1,025,000
800,000        EDEN PRAIRIE MN MLT FAM HSG                 2/20/2043        6.200     876,471       867,952
400,000        EL PASO TX HEALTH FACS DEV                  8/15/2012        7.000     400,000       430,420
500,000        ERIE CNTY OH HOSP FACS REV                  8/15/2013        6.000     550,601       561,800
500,000        ESTHERVILLE IA HOSP REV                      7/1/2020        6.300     513,235       546,035
800,000        FIDDLERS CREEK CMNTY DEV DIST                5/1/2013        5.750     793,436       815,456
365,000        FISHAWK CMNTY DEV DIST II                   11/1/2007        5.000     364,030       370,712
700,000        FLORIDA HSG FIN CORP REV                    10/1/2030        5.750     736,382       735,161
500,000        FONTANA CA TAX ALLOCATION REV                9/1/2024        5.625     515,887       509,225
200,000        FORT BEND VNTY TX MUN DIST NO                9/1/2015        5.900     205,813       204,372
250,000        FORT WORTH TX                                3/1/2014        4.650     252,381       257,045
300,000        GA MUN ELEC RE R (c)                         1/1/2012        5.495     205,166       210,321
500,000        GARDEN GROVE CA CTFS PARTN                   8/1/2023        5.700     514,735       510,430
390,000        GATEWAY SVCS CMNTY DEV DIST FL               5/1/2010        5.500     387,322       395,647
500,000        GOLDEN ST TOB SECURIZATION COR               6/1/2016        5.250     508,483       504,655
585,000        GROVE CITY PA AREA HOSP AUTH                 7/1/2012        5.250     584,216       593,015
500,000        HAWAII ST DEPT BUDGET & FIN                11/15/2009        6.750     500,000       517,000
500,000        HAWAII ST DEPT BUDGET & FIN SP             11/15/2009        6.250     500,000       502,860

See accompanying notes to financial statements.

                           CLEARWATER INVESTMENT TRUST
            Schedule of Investments - Clearwater Tax-Exempt Bond Fund
                                December 31, 2004

    Face                                                                                                         Percent
   amount                                                  Maturity      Coupon                      Fair           of
 or shares                       Security                    date         rate          Cost       Value (a)    net assets
-------------  ------------------------------------------ -----------  -----------  ------------- ------------- ------------
700,000        HERITAGE ISLE AT VIERA CMNTY                11/1/2009        5.000 $   701,558       703,619
3,225,000      HIGHLAND CNTY FL HEALTH FACS               11/15/2034        1.930   3,224,391     3,225,000
150,000        HILLSBOROUGH CNTY FL                        10/1/2005        2.500     150,054       150,020
250,000        HOUSTON TX                                   6/1/2027        6.400     274,959       273,723
350,000        HOUSTON TX HLTH FACS DEV CORP               2/15/2034        5.000     350,000       350,396
250,000        HOUSTON TX HLTH FACS DEV CORP               2/15/2034        4.750     250,000       250,155
850,000        HOUSTON TX HLTH FACS DEV CORP               2/15/2023        7.000     850,000       901,017
110,000        IDAHO HEALTH FACS AUTH HOSP                  8/1/2010        6.000     110,980       112,501
120,000        IDAHO HEALTH FACS AUTH HOSP                  8/1/2009        5.750     121,148       122,557
120,000        IDAHO HEALTH FACS AUTH REV                   3/1/2007        5.000     120,603       122,248
105,000        IDAHO HEALTH FACS AUTH REV                   3/1/2009        5.200     104,993       107,286
145,000        IDAHO HEALTH FACS AUTH REV                   3/1/2011        5.400     144,298       147,661
155,000        IDAHO HEALTH FACS AUTH REV                   3/1/2012        5.500     154,179       157,999
125,000        IDAHO HEALTH FACS AUTH REV                   3/1/2010        5.300     124,434       128,023
125,000        IDAHO HEALTH FACS AUTH REV                   3/1/2008        5.100     125,354       128,266
110,000        IDAHO HEALTH FACS AUTH REV                   3/1/2005        4.800     110,096       110,201
1,000,000      ILLINOIS DEV FIN AUTH POLLUTN               8/15/2026        5.950   1,027,013     1,029,589
145,000        ILLINOIS DEV FIN AUTH POLLUTN                2/1/2024        5.700     149,162       148,271
1,300,000      ILLINOIS DEV FIN AUTH POLLUTN                3/1/2014        5.500   1,363,977     1,339,662
3,000,000      ILLINOIS DEV FIN AUTH REV                    7/1/2019        6.050   3,086,495     3,132,659
250,000        ILLINOIS DEV FIN AUTH REV                    7/1/2009        5.900     256,931       263,208
500,000        ILLINOIS FIN AUTH STUDENT HSG                6/1/2007        5.000     521,095       521,645
500,000        ILLINOIS HLTH FACS AUTH REV                11/15/2025        5.500     511,390       505,965
500,000        ILLINOIS HLTH FACS AUTH REV                 2/15/2019        6.000     509,655       511,330
400,000        ILLINOIS HLTH FACS AUTH REV                 12/1/2006        6.650     400,000       400,492
315,000        ILLINOIS HSG DEV AUTH ELDERLY                1/1/2007        6.625     315,009       315,671
250,000        ILLINOIS ST SALES TAX REV                   6/15/2009        5.000     257,260       255,573
150,000        INDIANA HLTH FAC FING AUTH REV              8/15/2018        5.000     126,610       149,244
620,000        INDIANA HLTH FAC FING AUTH REV              8/15/2009        4.750     577,030       643,262
300,000        INDIANA HLTH FAC HOSP REV                    1/1/2023        6.000     312,109       300,789
750,000        INDIANA HLTH FAC HOSP REV                    8/1/2008        6.000     766,389       796,935
350,000        INDIANA HLTH FAC HOSP REV                   2/15/2018        5.250     356,381       362,422
 85,000        INDIANA HLTH FAC HOSP REV                   2/15/2005        4.500      85,024        85,158
500,000        INDIANA TRANSN FIN ARPT LEASE               11/1/2016        6.250     536,695       501,475
300,000        INDIANA TRANSN FIN AUTH HWY                 12/1/2025        5.375     316,200       324,651
300,000        INTERCOMMUNITY HOSP AUTH CA CT              11/1/2019        5.250     313,848       312,348
200,000        INTERLOCKEN MT CIST CO                     12/15/2019        5.750     218,765       219,844
250,000        INTERMOUNTAIN PWR AGY UT REV                 7/1/2017        5.250     253,982       253,153
200,000        IOWA FIN AUTH RETIREMENT CMNTY             11/15/2011        4.750     197,115       198,016
200,000        IOWA FIN AUTH RETIREMENT CMNTY             11/15/2009        4.250     197,830       198,654
250,000        JOHNSON CITY TN HEALTH & EDL                2/15/2009        4.500     247,668       247,985
290,000        JOPLIN MO INDL DEV AUTH HEALTH              2/15/2008        4.000     295,616       296,946
100,000        KANSAS CITY MO PORT AUTH FACS               10/1/2005        5.750     101,144       101,453
750,000        KING CNTY WASH HSG AUTH HSG                  3/1/2026        7.200     789,796       770,610
100,000        LAMAR CNTY MS POLLUTN CTL REV               12/1/2006        4.850     102,151       101,952
250,000        LEHIGH CNTY PA GEN PURP AUTH                 4/1/2017        6.650     265,816       262,503
250,000        LEHIGH CNTY PA INDL DEV AUTH                2/15/2027        5.500     256,237       255,520
200,000        LEHIGH CNTY PA INDL DEV AUTH                 9/1/2029        6.400     207,806       204,392
300,000        LEWIS CNTY WA PUB HOSP DIST                 12/1/2011        6.000     302,714       312,243
500,000        LEWISVILLE TX COMBINATION CONT               9/1/2012        5.750     515,556       557,360
150,000        LIMESTONE CNTY AL WTR AUTH                  12/1/2020        5.250     153,170       151,772
185,000        LOMA LINDA CA HOSP REV                      12/1/2022        5.375     190,396       188,929
800,000        LONG BEACH MISS URBAN RENEWAL                3/1/2026        8.000     800,000       440,000
100,000        LOS ANGELES CA CMNTY REDEV AGY               7/1/2007        4.875     101,790       101,220
400,000        LOUDOUN CNTY VA DEV INDL AUTH                8/1/2028        5.000     400,000       404,188
540,000        LOUISIANA LOC GOVT ENVIR FACS               6/20/2028        8.000     540,000       519,323
1,350,000      LOUISIANA PUB FACS AUTH REV                 10/1/2011        6.250   1,196,430     1,342,885
250,000        LUBBOCK TX HLTH FACS DEV CORP                7/1/2023        5.000     252,363       254,873
250,000        LUBBOCK TX HLTH FACS DEV CORP                7/1/2019        5.250     253,799       263,715
170,000        LUBBOCK TX HLTH FACS DEV CORP               1/20/2010        5.000     170,000       177,302
265,000        LUBBOCK TX HLTH FACS DEV CORP               3/20/2012        5.000     265,000       283,431
350,000        LUCAS CNTY OH HEALTH CARE FAC               8/15/2015        6.375     338,501       377,440
550,000        LUCAS CNTY OH HEALTH CARE FAC                3/1/2027        4.100     550,000       551,518
565,000        MADISON CNTY AL BRD ED CAP                   9/1/2016        5.200     590,956       586,594
500,000        MANCHESTER N H HSG & REDEV (c)               1/1/2020        5.248     229,519       226,810
750,000        MANCHESTER N H HSG & REDEV (c)               1/1/2021        6.000     290,014       305,633
250,000        MANCHESTER NH HSG & REDEV                    1/1/2015        6.750     270,706       270,638
770,000        MARICOPA CNTY AZ INDL DEV                   11/1/2010        9.000     770,000       774,143
500,000        MARICOPA CNTY AZ INDL DEV                    7/1/2012        6.500     500,000       506,055
175,000        MARTIN CNTY FL SPL ASSMT REV                11/1/2015        6.100     184,130       178,185

See accompanying notes to financial statements.

                           CLEARWATER INVESTMENT TRUST
            Schedule of Investments - Clearwater Tax-Exempt Bond Fund
                                December 31, 2004

    Face                                                                                                         Percent
   amount                                                  Maturity      Coupon                      Fair           of
 or shares                       Security                    date         rate          Cost       Value (a)    net assets
-------------  ------------------------------------------ -----------  -----------  ------------- ------------- ------------
315,000        MARYLAND ST HLTH HIGH EDL FACS               7/1/2019        5.750 $   328,347       324,258
150,000        MASHANTUCKET WESTERN PEQUOT (c)              9/1/2009        6.300     112,328       124,671
350,000        MASSACHUSETTS ST HLTH EDL FACS             11/15/2009        5.125     356,689       367,430
250,000        MASSACHUSETTS ST INDL FIN AGY                7/1/2026        5.125     252,745       252,343
1,000,000      MATTESON IL TAX INCREMENT REV               12/1/2009        4.250   1,000,000       999,090
250,000        MCKEAN CNTY PA HOSP AUTH REV                10/1/2013        6.000     255,571       255,243
115,000        MDAHO HEALTH FACS AUTH REV                   3/1/2006        4.900     115,511       116,259
205,000        MECKLENBURG CNTY NC INDL FACS               12/1/2009        5.250     208,724       205,459
100,000        MEDITERRA NO CMNTY DEV DIST FL               5/1/2008        6.000      99,845       100,655
4,675,000      MENDOTA HEIGHTS MN HSG MTG REV              11/1/2031        0.800   4,675,000     4,675,000
855,000        MET GOVT NASHVILLE DAVIDSON TN (b)          6/20/2036       10.000     855,000       689,609
300,000        METROPOLITAN PIER & EXPO IL                 6/15/2012        5.250     310,932       310,755
900,000        MIAMI BEACH FL HLTH FACS HOSP              11/15/2008        6.125     900,000       925,749
250,000        MICHIGAN ST HOSP FIN AUTH REV              10/15/2007        5.250     253,782       252,958
700,000        MICHIGAN ST STRATEGIC FD                     6/1/2014        4.600     700,000       727,664
750,000        MISSOURI ST DEV FIN BRD FACS                 4/1/2015        6.000     750,000       818,445
635,000        MONROE MCKEEN PLAZA HSG DEV LA               2/1/2012        6.800     640,094       648,665
500,000        MONTGOMERY AL MED CLINIC BRD                 3/1/2015        7.000     506,999       501,220
 95,000        MONTGOMERY AL MED CLINIC BRD                 3/1/2006        7.375      95,105        95,247
500,000        MONTGOMERY AL SPL CARE FACS                  9/1/2022        5.375     531,158       536,215
400,000        MORGAN CNTY COLO POLLUTN CTL                 6/1/2012        5.500     403,272       401,112
200,000        MOUNT CARBON MET DIST CO REV                 6/1/2043        1.000          --             --
800,000        MOUNT CARBON MET DIST CO REV                 6/1/2043        7.000     800,000       800,000
300,000        MOUNT DORA FL HEALTH FACS AUTH              8/15/2008        4.250     295,025       297,822
200,000        MOUNT DORA FLA HEALTH FACS                  8/15/2007        3.750     198,761       199,568
520,000        MOUNTAIN REGL WTR SPL SVC DIST              12/1/2008        6.250     516,058       519,163
200,000        NEBRASKA INVT FIN AUTH REV                  12/1/2011        5.125     212,217       213,254
140,000        NEW HAMPSHIRE HEALTH & ED                    7/1/2011        5.000     141,308       145,386
480,000        NEW HAMPSHIRE HEALTH & ED                    7/1/2016        5.000     477,483       483,514
 60,000        NEW HAMPSHIRE ST HSG FIN AUTH (c)            1/1/2014        8.540      26,540        28,847
385,000        NEW JERSEY ECONOMIC DEV AUTH                 7/1/2024        6.125     398,840       393,917
320,000        NEW JERSEY ECONOMIC DEV WTR                  6/1/2023        5.350     327,162       323,158
250,000        NEW MEXICO HSG AUTH REGION                   7/1/2017        6.000     250,000       249,890
115,000        NEW MEXICO MTG FIN AUTH                      1/1/2026        6.950     121,574       119,739
500,000        NEW YORK NY                                  2/1/2017        5.750     531,875       522,115
320,000        NEW YORK ST DORM AUTH REVS                  5/15/2017        6.000     323,687       328,096
120,000        NEW YORK ST DORM AUTH REVS                   2/1/2012        4.000     120,000       120,460
1,500,000      NEW YORK ST DORM AUTH REVS                   8/1/2024        5.750   1,587,954     1,579,634
 15,000        NEW YORK ST ENVIRONMENTAL FACS              9/15/2011        7.100      15,155        15,061
750,000        NEW YORK ST MED CARE FACS FIN               11/1/2020        5.375     770,648       758,940
560,000        NORMAN OKLA REGL HOSP AUTH REV               9/1/2016        5.625     603,121       597,990
290,000        NORTH CAROLINA MUN PWR AGY                   1/1/2017        5.125     304,463       308,247
250,000        NORTH FOREST INDPT SCH DIST                 8/15/2012        6.125     267,617       258,435
500,000        NORTH FOREST INDPT SCH DIST                 8/15/2016        6.250     538,771       516,910
670,000        NORTHERN TOB SECURITIZATION                  6/1/2022        6.200     661,131       670,047
1,000,000      NORTHRN CA PWR AGY PUB PWR REV               7/1/2009        5.000   1,014,114     1,001,609
500,000        NORTHWEST TRAVIS CNTY RD DIST                9/1/2014        5.625     513,403       510,365
500,000        OCEANSIDE CA CTFS PARTN                      8/1/2019        5.250     532,435       518,370
565,000        OHIO ST AIR QUALITY DEV AUTH                 1/1/2024        5.450     579,664       571,853
400,000        OKLAHOMA DEV FIN AUTH HOSP                  12/1/2023        5.125     392,149       407,048
1,250,000      ONTERIE CTR HSG FIN CORP IL                  7/1/2027        7.050   1,300,644     1,261,537
1,500,000      ORANGE CNTY CA RECOVERY CTFS                 7/1/2026        6.000   1,608,041     1,603,649
675,000        OREGON ST HEALTH HSG EDL AUTH              11/15/2026        8.000     706,042       707,886
180,000        OREGON ST HSG & CMNTY SVCS DEP               7/1/2022        5.700     185,242       184,219
300,000        ORLEANS LA LEVEE DIST                       11/1/2014        5.950     319,489       318,867
330,000        ORLEANS PARISH LA SCH BRD (c)                2/1/2015        5.643     185,971       202,646
1,000,000      PALM BEACH CNTY FL HLTH FACS               11/15/2020        5.625   1,031,418     1,029,059
500,000        PALMER PLANTATION MUN UTIL DIS               9/1/2016        5.900     514,192       510,905
1,350,000      PARKLANDS LEE CMNTY DEV DIST                 5/1/2011        5.125   1,348,097     1,349,176
 35,000        PARKLANDS WEST CMNTY DEV DIST                5/1/2006        6.000      34,955        35,065
195,000        PATERSON NJ HSG FIN CORP                     2/1/2024        7.250     205,963       214,605
250,000        PEARLAND TX DEV AUTH TAX INC                 9/1/2006        3.250     250,000       250,658
250,000        PENNSYLVANIA INTRGVRNMNTL COOP              6/15/2021        5.000     258,563       265,768
500,000        PENNSYLVANIA ST HIGHER EDL                  3/15/2030        5.750     517,121       538,215
250,000        PENNSYLVANIA ST HIGHER EDL                  1/15/2031        6.000     261,034       268,185
600,000        PENNSYLVANIA ST HIGHER EDL                  1/15/2022        6.000     623,644       657,534
325,000        PENNSYLVANIA ST HIGHER EDL FAC             11/15/2016        5.875     338,367       346,141
235,000        PENNSYLVANIA ST HIGHER EDL FAC             11/15/2021        5.875     257,060       250,287
 75,000        PENNSYLVANIA ST HIGHER EDL FAC             11/15/2016        5.875      80,974        79,879
1,750,000      PENNSYLVANIA ST HIGHER EDL FAC               1/1/2017        5.750   1,824,784     1,821,924

See accompanying notes to financial statements.

                           CLEARWATER INVESTMENT TRUST
            Schedule of Investments - Clearwater Tax-Exempt Bond Fund
                                December 31, 2004

    Face                                                                                                         Percent
   amount                                                  Maturity      Coupon                      Fair           of
 or shares                       Security                    date         rate          Cost       Value (a)    net assets
-------------  ------------------------------------------ -----------  -----------  ------------- ------------- ------------
110,000        PENNSYLVANIA ST HIGHER EDL FAC               1/1/2015        5.875 $   115,552       114,711
750,000        PHOENIX AZ INDL DEV AUTH MTG                 1/1/2016        6.250     727,850       783,690
250,000        PHOENIX AZ STR & HWY USER REV                7/1/2011        6.250     259,725       254,798
500,000        PIERCE CNTY WA                               8/1/2025        5.375     516,649       538,745
500,000        PIMA CNTY AZ INDL                            2/1/2015        6.625     500,000       505,085
200,000        PIMA CNTY AZ INDL DEV                      12/15/2016        5.250     197,366       199,818
350,000        PIMA CNTY AZ INDL DEV AUTH                   8/1/2012        6.250     350,000       352,916
400,000        PIMA CNTY AZ INDL DEV AUTH ED                7/1/2019        6.875     400,000       407,248
150,000        PIMA CNTY AZ INDL DEV AUTH ED                7/1/2012        5.000     149,526       150,932
1,050,000      PIMA CNTY AZ INDL DEV AUTH ED                2/1/2015        7.250   1,045,719     1,015,759
200,000        PIMA CNTY AZ INDL DEV AUTH REV               2/1/2014        6.375     200,000       200,874
225,000        PITT CNTY NC REV                            12/1/2010        5.375     241,225       239,623
1,250,000      PLEASANTS CNTY WV POLL CTL                   5/1/2015        6.150   1,342,206     1,301,987
185,000        PLYMOUTH MN MULTIFAMILY HSG                 6/20/2031        8.050     194,301       196,638
750,000        PORT AUTH NY & NJ                           6/15/2030        5.750     775,034       768,045
2,000,000      PORT EVERGLADES AUTH FL IMPT                 9/1/2016        5.000   2,034,289     2,004,240
250,000        PORTLAND ME HSG DEV CORP                     8/1/2021        5.700     250,000       249,058
650,000        PORTLAND ME HSG DEV CORP                     8/1/2015        4.875     650,000       648,115
200,000        PORTLAND OR HYDROELECTRIC PWR               10/1/2016        7.000     207,385       201,790
1,250,000      PRINCE GEORGES CNTY MD HSG REV (c)          11/1/2020        6.233     473,058       476,238
250,000        PRIVATE COLLEGES&UNIVS AUTH GA              10/1/2014        5.250     260,597       261,255
500,000        QUAKER HILL HSG CORP DE MLTFAM               8/1/2021        7.550     507,439       505,305
250,000        RED RIVER AUTH TX POLLUTN CTL                7/1/2011        5.200     257,341       255,618
750,000        REGIONAL WASTE SYS ME SLD WST                7/1/2006        6.250     782,728       779,535
120,000        REUNION EAST CMNTY DEV DIST                 11/1/2007        5.900     119,684       122,395
565,000        RHODE ISLAND ST HLTH & ED BLDG              10/1/2012        5.600     579,839       572,113
250,000        RICHARDSON TX HOSP AUTH REV                 12/1/2028        5.625     254,101       256,890
150,000        ROSELLE ILL MULTI FAM HSG REV                1/1/2025        7.000     153,002       153,209
1,750,000      SACRAMENTO CNTY CA SANTN DIST               12/1/2027        5.875   1,863,586     1,823,990
375,000        SAN DIEGO CA SWR REV                        5/15/2007        4.800     381,068       378,563
225,000        SAN JOSE CA REDEV TAX ALLOCATN               8/1/2024        5.750     231,069       230,103
500,000        SANDOVAL CNTY NM PROJ DEV                    7/1/2015        7.750     500,000       515,700
1,050,000      SHELBY CNTY TN HEALTH EDL HSG               12/1/2013        6.375   1,050,000     1,090,173
625,000        SHELBY CNTY TN HLTH EDL & HSG (b)            1/1/2029        5.550     556,863       312,413
130,000        SHELBY CNTY TN HLTH EDL & HSG (b)            1/1/2029        6.000       2,275         2,275
150,000        SHELBY CNTY TN HLTH EDL & HSG (b)            1/1/2019        5.350     134,966        74,954
 80,000        SHELBY CNTY TN HLTH EDL & HSG (b)            1/1/2026        6.600      80,130        68,152
1,000,000      SKOWHEGAN ME POLLUTN                        11/1/2013        5.900   1,008,356     1,013,080
100,000        SNOHOMISH CNTY WA SCH DIST                  12/1/2005        5.000     101,182       100,242
400,000        SOUTH CAROLINA EDL FACS AUTH                10/1/2026        5.500     420,159       424,888
1,000,000      SOUTH CAROLINA JOBS ECON DEV                10/1/2005        6.750     999,001     1,002,100
3,000,000      SOUTH DAKOTA ST HEALTH                       7/1/2030        2.140   3,000,000     3,000,000
1,000,000      SOUTH DAKTA ST HEATH & EDL FAC               7/1/2024        2.140   1,000,000     1,000,000
400,000        SOUTH LA PORT COMMN PORT REV                 4/1/2017        5.850     424,153       421,472
305,000        SOUTH LAKE CNTY HOSP DIST FLA               10/1/2008        4.250     304,472       308,145
630,000        SOUTH LAKE CNTY HOSP FL                     10/1/2013        5.500     629,566       655,906
290,000        SOUTH TAHOE CA JT PWRS FING                 10/1/2028        6.000     306,458       301,449
190,000        SOUTHWESTERN ILL DEV AUTH REV                4/1/2010        6.000     186,281       186,924
800,000        ST LOUIS CNTY MO HSG AUTH (b)               11/1/2014        8.500     800,000       621,664
1,000,000      STERLING HILL CMNTY DEV DIST                11/1/2010        5.500     995,084     1,018,630
1,000,000      SUBURBAN MOBILITY AUTH REGL                 2/15/2009        4.900     993,138     1,008,740
500,000        SULLIVAN IN POLLUTN CTL REV                  4/1/2019        7.100     513,612       512,650
291,000        SUNDANCE CMNTY FACS DIST AZ                  7/1/2008        5.000     291,000       292,528
500,000        SWEETWATER CNTY WY POLLUTN CTL              7/15/2026        6.050     534,941       526,760
475,000        TAMPA FL REV                                12/1/2023        5.125     483,167       486,918
290,000        TANGIPAH0A PARISH LA HOSP SVC                2/1/2005        2.500     290,108       290,029
160,000        TAOS CNTY NM GROSS RCPTS TAX                10/1/2009        3.500     157,927       157,994
465,000        TARRANT CNTY TX HSG FIN CORP (b)             6/1/2031       10.500     465,000        58,125
260,000        TELLER CNTY CO CTFS PARTN                   12/1/2009        5.500     272,329       275,811
350,000        TEXAS ST AFFORDABLE HSG CORP                10/1/2008        4.100     350,000       365,075
250,000        TEXAS ST DEPT HSG & CMNTY                    7/1/2016        6.350     259,383       259,720
210,000        TEXAS ST DEPT HSG & CMNTY                    7/1/2026        6.450     210,127       216,623
800,000        TEXAS STUDENT HSG AUTH REV (b)               1/1/2033       11.000     800,000        79,000
250,000        TEXAS WTR DEV BRD REV                       7/15/2018        5.125     260,681       261,363
970,000        TOBACCO SETTLEMENT AUTH WA                   6/1/2026        6.500     968,674       972,105
720,000        TOBACCO SETTLEMENT FING CORP                 6/1/2019        4.375     659,901       718,452
500,000        TOBACCO SETTLEMENT FING CORP                 6/1/2014        5.500     545,774       545,385
 90,000        TOBACCO SETTLEMENT FING CORP                 6/1/2009        5.000      91,754        90,204
750,000        TOBACCO SETTLEMENT FING CORP                 6/1/2010        5.500     779,730       760,110
300,000        TOBACCO SETTLEMENT REV MGMT                 5/15/2022        6.000     295,765       296,946

See accompanying notes to financial statements.

                           CLEARWATER INVESTMENT TRUST
            Schedule of Investments - Clearwater Tax-Exempt Bond Fund
                                December 31, 2004

    Face                                                                                                         Percent
   amount                                                  Maturity      Coupon                      Fair           of
 or shares                       Security                    date         rate          Cost       Value (a)    net assets
-------------  ------------------------------------------ -----------  -----------  ------------- ------------- ------------
500,000        TODD CREEK FARMS MET DIST NO 1              12/1/2019        6.125 $   493,962       494,200
1,000,000      TODD CREEK FARMS MET DIST NO 1              12/1/2009        4.750     989,186       989,390
1,500,000      TOMBALL TX HOSP AUTH REV                     7/1/2023        6.125   1,515,863     1,516,140
840,000        TRAVIS CNTY TX HSG FIN CORP                  6/1/2035        9.250     840,000       502,530
200,000        UNIVERSITY CITY MO INDL DEV AU             12/20/2030        6.000     211,836       205,674
310,000        VERMONT EDL & HLTH BLDGS AGY                6/15/2007        4.375     309,779       313,946
300,000        VERRADO CMNTY FACS DIST NO 1                7/15/2013        6.000     300,000       305,298
255,000        VISTA LAKES CMNTY DEV DIST FL                5/1/2008        5.800     254,412       256,933
500,000        WASHINGTON ST NONPROFIT HSG                  7/1/2027        6.125     528,611       525,675
750,000        WAUKESHA WI REDEV AUTH REV                  6/20/2043        8.000     750,000       758,513
300,000        WESTCHESTER CNTY NY INDL DEV                 7/1/2006        5.500     302,248       303,786
500,000        WESTERN MONMOUTH UTILS AUTH NJ               2/1/2014        5.600     520,818       511,415
500,000        WI ST HEALTH EDL FACS                        6/1/2028        5.700     521,742       518,040
460,000        WISCONSIN HEALTH & EDL FACS                 8/15/2016        4.600     458,336       457,806
1,000,000      WISCONSIN HEALTH & EDL FACS                 12/1/2034        4.750   1,000,000     1,000,100
795,000        WISCONSIN ST HEALTH & EDL FACS              12/1/2006        6.000     829,906       817,793
925,000        WISCONSIN ST HEALTH & EDL FACS              10/1/2021        1.670     925,000       925,000
350,000        WISCONSIN ST HEALTH & EDL FACS               7/1/2021        6.000     361,223       374,525
500,000        WISCONSIN ST HEALTH & EDL FACS             12/15/2020        5.500     534,372       541,430
450,000        WISCONSIN ST HEALTH & EDL FACS               7/1/2017        6.000     466,026       488,732
750,000        WISCONSIN ST HEALTH & EDL FACS             11/15/2028        6.250     780,988       798,548
140,000        WISCONSIN ST HEALTH & EDL FACS              2/15/2005        5.250     140,484       140,557
1,325,000      WOODHILL PUB FAC CORP TEX                   12/1/2015        7.250   1,305,275     1,353,342
285,000        WYOMING CMNTY DEV AUTH                       6/1/2013        5.700     288,883       288,181
250,000        YORK CNTY PA INDL DEV AUTH REV              10/1/2019        6.450     254,376       255,840
                                                                                    ------------- -------------
                                                                                    187,716,369   186,812,685        99.01%
                                                                                    ------------- -------------
             Cash equivalents:
225,903        SSGA TAX-EXEMPT MONEY MARKET FUND                            1.311     225,903       225,903           0.12%
                                                                                    ------------- ------------- ------------
                  Grand Total (d)                                                 $ 188,367,352   187,527,888        99.39%
                                                                                    ============= ============= ============




Notes to investments in schedule of investments:

(a) Securities are valued in accordance with procedures described in note 2 to the financial statements.
(b) Currently nonincome-producing assets. For long-term debt securities, item identified is in default as to payment of interest and/or principal.
(c) For zero coupon bonds, the interest rate disclosed represents the annualized effective yield on the date of acquisition.
(d) At December 31, 2004, the cost for federal income tax purposes was $188,367,352. The aggregate gross unrealized appreciation and depreciation of investments in securities based on this cost were as follows:

               Gross unrealized appreciation                    $ 2,712,217
               Gross unrealized depreciation                     (3,551,681)
                                                                -------------
                 Net unrealized depreciation                 $    (839,464)
                                                                =============

Distribution of investments representing geographic diversification, as a percentage of total investments at value, is as follows (unaudited):

                       Geographical Diversification                 Percent
                  ---------------------------------------       -------------
                  Texas                                               10.72%
                  Florida                                              10.64
                  California                                           10.62
                  Illinois                                              9.38
                  Pennsylvania                                          5.20
                  Minnesota                                             4.03
                  Colorado                                              3.91
                  Wisconsin                                             3.64
                  Arizona                                               3.61
                  New York                                              3.09
                  Ohio                                                  2.55
                  Other                                                32.61
                                                                -------------
                                                                     100.00%
                                                                =============

                           CLEARWATER INVESTMENT TRUST
            Schedule of Investments - Clearwater Tax-Exempt Bond Fund
                                December 31, 2004




            Clearwater Tax-Exempt Bond Fund Portfolio Diversification
                        (as a percentage of Net assets)

[GRAPHIC OMITTED]

Insured Bonds                                   24%
Multi-Family Housing Bonds                      19%
Industrial Revenue Bonds                        8%
Education Bonds                                 3%
Hospital Bonds                                  16%
Public Utility Bonds                            2%
Other                                           20%
Cash                                            8%



See accompanying notes to financial statements.



Item 2. Code of Ethics.

(a) At the end of the period covered by this report the Trustees of the Clearwater Investment Trust have adopted a code of ethics that applies to the Trust's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the trust or a third party.

(b) For purposes of this Item, the term "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

(1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3) Compliance with applicable governmental laws, rules, and regulations;

(4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5) Accountability for adherence to the code

(c) During the period covered by this report no amendment has been made to the Trust's code of ethics that applies to the Trust's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the trust or a third party.

(d) During the period covered by this report the Trustees have granted no waivers, including implicit waivers, from any provision of the Trust's code of ethics that applies to the Trust's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the trust or a third party.

(e) Not applicable.

(f) See Item 12(a).

Item 3. Audit Committee Financial Expert.

The Board of Trustees of the Clearwater Investment Trust consists of five members, four of whom are Independent Trustees as defined by the Investment
Company Act of 1940. The Independent Trustees perform the audit committee functions. The Board of Trustees does not include an "audit committee financial expert" as defined by Section 407 of the Sarbanes-Oxley Act of 2002 and the rules promulgated thereunder. Given the restrictive nature of the definition of an "audit committee financial expert", the Trustees have determined that the Trust's investor constituency is highly unlikely to include anyone meeting that definition. Furthermore, the Trustees have determined that given the nature of investment company financial statements in general and the investment policies of the Trust's fund offerings in particular that the independent trustees possess the necessary skills and experience to perform the functions of the audit committee.

Item 4. Principal Accountant Fees and Services.

F(a) Audit Fees
------------------------
2004           2003
----           ----
47,500         43,500


(b) Audited-Related Fees
------------------------
2004           2003
----           ----
None           None

(c) Tax Fees
------------------------
2004           2003
----           ----
None           None

(d) All Other Fees
------------------------
2004           2003
----           ----
None           None

(e)(1) The Independent Trustees have not adopted pre-approval policies and procedures regarding the provision of audit or non-audit services to the trust, as described in paragraph (c)(7) of Rule 2-01 of Regulation S-X, as they require that all such proposed services be approved by them in advance.

   (2) No services were approved by the Independent Trustees pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) Non-Audit Related Fees Provided to the Registrant's Adviser
----------------------------------------------------------------
2004           2003
----           ----
3,000          3,500

(h) Registrant's Principal Accountant provided the examination required by Rule 206(a)(3)(ii) under the Investment Advisors Act of 1940 to the Registrant's adviser related to non-investment company clients.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedulr of Investments.

See Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not Applicable

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment. Companies

Not Applicable

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the egistrant's board of trustees.

Item 11. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12. Exhibits.

(a) The code of ethics that is the subject of the disclosure required by Item 2 is attached hereto.

(b) The certifications required by Rule 30a-2 of the Investment Company Act of 1940, as amended, and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.


                                                    SIGNATURES
                                            [See General Instruction F]

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) CLEARWATER INVESTMENT TRUST
             -----------------------------------------------------------
By: (Signature and
Title)*/s/Philip W. Pascoe
       -------------------------------------------------------
       Philip W. Pascoe
       President

Date: March 8, 2005
      ------------------------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: (Signature and
Title)*/s/Philip W. Pascoe
       -------------------------------------------------------
       Philip W. Pascoe
       President

Date: March 8, 2005
      ------------------------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: (Signature and
Title)*/s/Philip W. Pascoe
       -------------------------------------------------------
       Philip W. Pascoe
       Treasurer

Date: March 8, 2005
      ------------------------------------------------------------------
*Print the name and title of each signing officer under his or her signature